ALLIANCE MUNICIPAL INCOME FUND

SEMI-ANNUAL REPORT
APRIL 30, 1997

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                           ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

June 5, 1997

Dear Shareholder:

We are pleased to report municipal market activity and investment results for Alliance Municipal Income Fund's semi-annual reporting period ended April 30, 1997. Over the past six and twelve month periods, all of the Fund's Portfolios--National, Insured National, California, Insured California, and New York--produced excellent total returns and outperformed their respective benchmarks, the state specific Lipper Municipal Debt Funds Average. We are no longer using the Lehman Brothers Long Municipal Bond Index as one of the Fund's benchmarks because we believe that the Lipper Municipal Debt Fund Averages offer better comparisons in terms of overall Fund performance.

Additionally, Insured California Portfolio achieved the #1 ranking of all insured California municipal income funds tracked by Lipper Analytical Services for the 12 months ended April 30, 1997. The California Portfolio outperformed all other funds in its peer group for the period since its inception (December 29, 1986) through April 30, 1997. Lipper rankings are based on total returns at net asset value, without the imposition of the maximum 4.25% sales charge, which would reduce total return figures.


LIPPER RANKINGS
For the period ended April 30, 1997
                                                  SINCE INCEPTION*
PORTFOLIO*               1 YEAR RANKING               RANKING
-------------------      ---------------          ----------------
NATIONAL                 #7 of 231 funds          #4 of 64 funds
INSURED NATIONAL         #3 of 51 funds           #2 of 15 funds
NEW YORK                 #5 of 96 funds           #8 of 22 funds
CALIFORNIA               #9 of 99 funds           #1 of 30 funds
INSURED CALIFORNIA       #1 of 25 funds           #2 of 2 funds


*  INVESTMENT RESULTS AND PORTFOLIO INCEPTION DATES CAN BE FOUND ON PAGE 4.


MARKET OVERVIEW
Much like the market trend established in early 1996, the municipal bond market returned inconsistent performance in the first quarter of 1997. After posting strong returns through early February, the bond market became weaker as investors became increasingly comfortable with the economy. Confirming this strong economic growth outlook, in early March, the Federal Reserve Board raised its benchmark Federal funds rate by one quarter of one percent, or 25 basis points, in an effort to contain present and future inflationary pressures. Volatility continued through the remainder of the first quarter. At this writing, it is still widely believed by the investment community that the Federal Reserve will need to increase rates at least one more time this year to complete the current round of money supply tightening.

THE MUNICIPAL BOND MARKET
One theme that we have discussed over the last several years has been the importance of various technical factors affecting the relative value of municipal bonds versus taxable bonds. Since late 1995, municipal bonds have been trading at inexpensive prices when compared to their fully taxable counterparts. This was due to the threat of "tax reform" during the last election. However, now that the election and the tax reform debate seem well behind us, we expect that municipal bond prices will improve relative to their taxable counterparts. The volume of new issues of municipal securities accelerated in the first quarter of 1997 for the first time in years. This trend is attributable to an increase in voter authorized state and local government debt and a low interest rate environment. As a result of this influx of new issues, municipal bonds currently offer excellent value relative to other fixed-income investments, especially when compared on a tax-adjusted basis.

Credit ratings of municipal issuers improved as state and local governments benefited from a robust economy which resulted in higher-than-expected tax receipts. Many large states such as California, New York, Massachusetts and Michigan are in their best fiscal condition in years. In most cases, many of these states have built up substantial "rainy day" funds to cushion against future economic downturns. These funds will be critical in maintaining strong fiscal performance, especially if economic growth slows and big budget items such as Medicaid costs begin to rise. For state and local governments, the continuation of tax reduction programs and the likely continuation of anti-tax sentiment, will be con-


1



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

straining factors in maintaining budgetary balances in the next couple of years. The recent proposal by the State of New Jersey to close a budget gap by selling a $2.75 billion pension funding bond may be a precursor of future budgetary actions in other states where large tax cuts have severely cut the revenue base. This phenomenon could result in weakening credit quality of issuers who pursue these types of stop-gap measures.

INVESTMENT STRATEGY
The first quarter volatility in the bond market once again provided your portfolio managers with an opportunity to capture higher incremental after-tax yield and to further improve overall call protection in the Fund's portfolios. At Alliance, we continue to believe that long-term interest rates will decline modestly over the next several years and, therefore, any market weakness will provide an opportunity for us to purchase quality securities at advantageous prices. To make room for these attractive new issues, we continue to sell lower-coupon bonds with call protection of less than 10 years. We also continue to sell bonds that have been "pre-refunded" by their issuers and have realized their maximum price appreciation potential relative to other investment opportunities.

The overall theme of our municipal bond portfolio strategy continues to be one of active management in terms of the performance factors we can control (namely the securities owned in your portfolios) without attempting to manage the portfolios for those factors that are out of our control (such as the future direction of interest rates). This strategy is centered on selecting securities with price appreciation potential, either through credit improvements, structural features or technical factors. By continuing to keep a "buy low, sell high" philosophy as part of our strategy, we expect to once again post strong performance relative to our peers in the mutual fund industry.

MARKET OUTLOOK
Barring any unforeseen drama in the global financial markets, we expect 1997 to be a relatively calm year for municipal bond investors. Municipal bond prices should continue to trade in a relatively narrow range and yields will most likely peak on or around current levels in the near future. Any increase in short-term rates on the part of the Federal Reserve should be viewed as a positive for long-term fixed income investors because such action will help curb inflationary pressures in the economy. Finally, we believe that the municipal bond market offers excellent value at current prices, especially on a tax-adjusted basis.

We appreciate your investment in Alliance Municipal Income Fund and look forward to reporting to you again at the end of our fiscal year in October.

Sincerely,


John D. Carifa
Chairman and President


Susan P. Keenan
Senior Vice President



SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



HOW YOUR PORTFOLIO PERFORMED
OVER THE PAST SIX MONTHS                         ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

The Portfolios' Class A shares total returns for the periods ended April 30, 1997 are shown below. We have also shown, for comparison, returns for the overall municipal bond market, represented by the unmanaged state specific Lipper Municipal Debt Funds Average. Current yields and returns for Class B and Class C shares are on the next page.


INVESTMENT RESULTS


MUNICIPAL INCOME FUND I - CLASS A SHARES
Period Ended April 30, 1997
                                       TOTAL RETURNS
                                  6 MONTHS      12 MONTHS
                                 ----------     ----------
NATIONAL PORTFOLIO                  2.18%          7.96%
INSURED NATIONAL PORTFOLIO          0.83%          6.99%
NEW YORK PORTFOLIO                  2.43%          7.87%
CALIFORNIA PORTFOLIO                2.01%          7.87%
INSURED CALIFORNIA PORTFOLIO        1.64%          8.18%


                                      LIPPER AVERAGES
                                  6 MONTHS      12 MONTHS
                                 ----------     ----------
NATIONAL                            1.68%          6.13%
INSURED NATIONAL                    1.18%          5.75%
NEW YORK                            1.69%          6.17%
CALIFORNIA                          1.59%          6.58%
INSURED CALIFORNIA                  1.38%          6.54%



INVESTMENT OBJECTIVE AND POLICIES
_______________________________________________________________________________

The five Portfolios of Alliance Municipal Income Fund seek to provide the highest level of tax-exempt income consistent with moderate investment risk by investing principally in high-yielding, predominantly medium-quality, intermediate- and long-term municipal securities. These securities generally offer higher yields than higher-quality municipal obligations, with interested credit risk.


3



INVESTMENT RESULTS
AS OF APRIL 30, 1997 (UNAUDITED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                             AVERAGE ANNUAL TOTAL RETURNS
                                ----------------------------------------------------------             TAXABLE
                                    WITHOUT SALES CHARGE           WITH SALES CHARGE                  EQUIVALENT
                                ----------------------------  ----------------------------   30 DAY  YIELD IN 36%
                                    1        5       SINCE        1        5       SINCE      SEC    TAX BRACKET#
                                  YEAR     YEARS   INCEPTION*   YEAR     YEARS   INCEPTION*  YIELD#   (AT NAV)
                                -------   -------  ---------  -------   -------  ---------  -------  ------------
NATIONAL PORTFOLIO
Class A Shares                   +7.96%    +7.26%    +7.95%    +3.41%    +6.32%    +7.50%     5.42%       8.64%
Class B Shares                   +7.36       N/A     +5.74     +4.36       N/A     +5.74      4.95        7.61
Class C Shares                   +7.36       N/A     +5.11     +6.36       N/A     +5.11      4.96        7.63

INSURED NATIONAL PORTFOLIO
Class A Shares                   +6.99%    +7.16%    +7.47%    +2.45%    +6.24%    +7.01%     4.74%       8.11%
Class B Shares                   +6.40       N/A     +5.66     +3.40       N/A     +5.66      4.22        7.08
Class C Shares                   +6.40       N/A     +4.93     +5.40       N/A     +4.93      4.25        7.08

NEW YORK PORTFOLIO
Class A Shares                   +7.87%    +6.96%    +7.00%    +3.27%    +6.03%    +6.55%     5.54%      10.09%
Class B Shares                   +7.08       N/A     +5.29     +4.08       N/A     +5.29      5.08        8.78
Class C Shares                   +7.08       N/A     +4.53     +6.08       N/A     +4.53      5.09        8.78

CALIFORNIA PORTFOLIO
Class A Shares                   +7.87%    +7.23%    +7.81%    +3.26%    +6.31%    +7.35%     5.51%       9.58%
Class B Shares                   +7.09       N/A     +5.83     +4.09       N/A     +5.83      5.05        8.32
Class C Shares                   +7.09       N/A     +5.18     +6.09       N/A     +5.18      5.06        8.32

INSURED CALIFORNIA PORTFOLIO
Class A Shares                   +8.18%    +6.85%    +7.67%    +3.60%    +5.93%    +7.26%     4.80%       9.23%
Class B Shares                   +7.28       N/A     +5.19     +4.28       N/A     +5.19      4.31        7.92
Class C Shares                   +7.36       N/A     +4.45     +6.36       N/A     +4.45      4.32        7.92


The average annual total returns reflect reinvestment of dividends and/or capital gains distributions in additional shares with and without the effect of the 4.25% maximum sales charge (Class A) or applicable contingent deferred sales charge for Class B (3% year 1, 2% year 2, 1% year 3, 0% year 4) and Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000.


Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


* Inception: Insured California Portfolio Class A Shares, 11/85; all other Portfolios' Class A Shares, 12/86; Class B Shares, 1/93; Class C Shares, 5/93.

#    Yields are for the 30-day period ended 4/30/97.


4



NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)                       ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
         MUNICIPAL BONDS-98.4%
         LONG TERM MUNICIPAL BONDS-97.9%
         ARIZONA-6.6%
NR       Goodyear
         Assess Dist #1 Ser 96C
         7.25%, 7/01/16                         $ 5,375      $ 5,448,046
AA+      Maricopa Cnty
         Util Rev (Citizen's Util)
         Ser 95 AMT
         6.20%, 5/01/30                           7,930        8,186,139
AAA      Maricopa Cnty IDA
         MFHR (Temple Grove Apts)
         GNMA Ser 96A AMT
         6.20%, 1/20/39                           5,320        5,345,749
AA+      Mohave Cnty IDA
         Util Rev (Citizen's Util)
         Ser 93B AMT
         5.80%, 11/15/28                          2,000        1,985,620
AA-      Mohave Cnty IDR
         (Cargill/No Star Steel Proj)
         Ser 95A AMT
         6.70%, 3/01/20                          11,000       11,820,820
AAA      Phoenix Arpt Rev
         (Sky Hbr/Gdyear/Dr Vly)
         MBIA Ser 94D AMT
         6.30%, 7/01/10                           1,180        1,243,614
AAA      Pima Cnty IDA
         SFHR (Mortgage Rev)
         FNMA Ser 97A AMT
         6.25%, 11/01/30                          1,150        1,153,830
NR       Prescott Comm Fac Dist
         (Hassayampa) Ser 96
         7.75%, 7/01/21                           4,585        4,602,010
                                                             ------------
                                                              39,785,828

         CALIFORNIA-10.7%
A        California Poll Ctl Fin Auth
         PCR (Pacific Gas & Elec)
         Ser 93A AMT
         5.875%, 6/01/23                         15,145       14,798,634
A+       California Poll Ctl Fin Auth
         PCR (So Calif Edison)
         Ser 92B AMT
         6.40%, 12/01/24                          2,600        2,648,152
NR       Fontana Comm
         Fac Dist. #3 (Hunters Ridge)
         Ser 90A
         8.70%, 10/01/15                          8,000        8,290,320
AA-      Long Beach Harbor Rev
         Ser 93 AMT
         5.125%, 5/15/13                         16,150       14,863,653
         5.125%, 5/15/18                         20,325       18,215,468
AAA      Los Angeles Harbor Rev
         MBIA Ser 96B AMT
         6.20%, 8/01/25                           5,000        5,171,250
                                                             ------------
                                                              63,987,477

         COLORADO-4.0%
Baa*     Arapahoe Cnty
         (E-470 Public Highway Auth) Ser 86
         7.00%, 8/31/26                           1,600        1,714,960
BBB      Denver City & Cnty
         (Arpt System Rev) Ser 92C AMT
         6.75%, 11/15/22                          9,500        9,920,375
BB+      Denver City & Cnty Arpt Auth
         (United Airlines) Ser 92A AMT
         6.875%, 10/01/32                        11,775       12,183,828
                                                             ------------
                                                              23,819,163

         FLORIDA-15.3%
NR       Collier Cnty Comm Fac Dist
         (Fiddler's Creek) Ser 96
         7.50%, 5/01/18                           8,310        8,322,133
BBB+     Collier Cnty Hlth Fac
         (The Moorings Proj) Ser 94
         7.00%, 12/01/19                          2,000        2,117,040
NR       Collier Cnty IDR
         (Southern St Util) Ser 96 AMT
         6.50%, 10/01/25                         14,605       14,647,793
AAA      Dade Cnty Arpt Rev
         (Miami Int'l Arpt)
         MBIA Ser 95B AMT
         6.00%, 10/01/24                          6,510        6,539,555
AAA      Escambia Cnty HFA
         SFMR (Multi County)
         GNMA Ser 95B AMT
         6.25%, 4/01/28                           9,410        9,485,280
AAA      Florida HFA
         MFHR (Landings at Boot Ranch)
         AMBAC Ser 95K AMT
         6.10%, 11/01/35                          2,050        2,034,912


5



NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------

AAA      Florida HFA
         SFMR (Home Mtg) Ser 95A AMT
         6.65%, 1/01/24                         $ 2,545      $ 2,638,223
AAA      Florida HFA
         SFMR (Mtg Hsg Fin Agy)
         GNMA Coll Ser 94B AMT
         6.65%, 7/01/26                           3,800        3,928,402
AAA      Jacksonville Wtr & Swr Rev
         (United Waterworks)
         AMBAC Ser 95 AMT
         6.35%, 8/01/25                           1,500        1,558,155
NR       Northern Palm Beach Cnty
         Imp Dist #9A (ABACOA) Ser 96A
         7.20%, 8/01/16                           3,350        3,448,289
         7.30%, 8/01/27                          15,600       16,055,364
A+       Palm Beach Cnty IDR
         (Lourdes-McKeen Residence) Ser 96
         6.625%, 12/01/26                         2,850        2,984,776
Aaa*     Pinellas Cnty HFA
         SFMR GNMA Ser 94A AMT
         6.55%, 8/01/27                           1,855        1,906,476
NR       St John's Cnty Comm Dev
         (Julington Creek Plantation) Ser 97
         6.70%, 5/01/07                           3,090        3,096,644
         7.125%, 5/01/19                          8,695        8,708,738
Baa2*    Volusia Cnty Ed Fac Auth
         (Embry-Riddle Aero Univ) Ser 96A
         6.125%, 10/15/26                         3,865        3,869,522
                                                             ------------
                                                              91,341,302

         GEORGIA-6.0%
AAA      Atlanta
         Arpt Fac Rev MBIA AMT
         Zero coupon, 1/01/10                    75,535       35,789,238

         INDIANA-8.8%
BB+      Indianapolis Arpt Auth
         (United Airlines) Ser 95A AMT
         6.50%, 11/15/31                         41,570       42,105,838
AA       Warrick Cnty
         PCR (So Indiana Gas & Elec Co)
         Ser 93B AMT
         6.00%, 5/01/23                          10,290       10,426,548
                                                             ------------
                                                              52,532,386

         MARYLAND-0.2%
NR       Maryland Ind Dev Fin Auth Eco Dev
         (Med Waste Assoc) Ser 89 AMT
         8.75%, 11/15/10                          1,440        1,491,394

         MASSACHUSETTS-3.9%
AAA      Massachusetts HFA
         MFHR (Harbor Point Dev)
         AMBAC Ser 96A AMT
         6.40%, 12/01/15                          5,665        5,813,763
AAA      Massachusetts HFA
         MFHR (Rental Hsg)
         AMBAC Ser 95E AMT
         6.00%, 7/01/37                           2,680        2,616,216
AAA      Massachusetts Ind Fin Agy
         Elec Rev Sys
         (Nantucket Elec Proj)
         AMBAC Ser 96A AMT
         5.875%, 7/01/17                          1,330        1,329,096
AAA      Massachusetts Ind Fin Auth
         MFHR (Heights Crossing)
         FHA Ser 95 AMT
         6.15%, 2/01/35                           6,285        6,289,148
AAA      Massachusetts Port Auth
         (USAir Proj) MBIA Ser 96A AMT
         5.875%, 9/01/23                          7,500        7,308,225
                                                             ------------
                                                              23,356,448

         MICHIGAN-3.6%
AAA      Kent Cnty GO Arpt Rev
         (Kent Cnty Int'l) Ser 95 AMT
         6.10%, 1/01/25                           4,270        4,347,500
AAA      Michigan HDA
         MFHR (Rental Hsg Rev )
         AMBAC Ser 97A AMT
         6.10%, 10/01/33                          8,400        8,278,536


6



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
AA+      Michigan HDA
         SFMR (Mortgage Rev) Ser 96B AMT
         6.20%, 6/01/27                         $ 5,805      $ 5,818,468
A-       Michigan Strategic Fund
         PCR (General Motors Corp) Ser 95
         6.20%, 9/01/20                           2,770        2,844,042
                                                             ------------
                                                              21,288,546

         MINNESOTA-3.4%
BBB+     Bass Brook PCR
         (Minnesota Pwr & Light) Ser 92
         6.00%, 7/01/22                           1,315        1,311,476
AA+      Duluth GO
         Arpt Lease Rev Ser 95C AMT
         6.25%, 8/01/14                           4,100        4,229,847
AA+      Minnesota HFA
         SFMR (Home Mortgage) Ser 93-C2 AMT
         6.15%, 7/01/23                           2,410        2,406,626
AA+      Minnesota HFA
         SFMR (Home Mortgage) Ser 96F AMT
         6.30%, 1/01/28                           3,760        3,794,441
AA+      Minnesota HFA
         SFMR (Home Mortgage) Ser 96G AMT
         6.25%, 7/01/26                           8,500        8,545,050
                                                             ------------
                                                              20,287,440

         NEW JERSEY-2.4%
AAA      New Jersey Eco Dev Auth
         (Hackensack Wtr Co)
         MBIA Ser 94B AMT
         5.90%, 3/01/24                           1,610        1,612,029
AAA      New Jersey Eco Dev Auth
         PCR (Pub Svc Elec & Gas)
         MBIA Ser 94A AMT
         6.40%, 5/01/32                           5,000        5,165,350
AA-      New Jersey Eco Dev Auth
         Swr Rev (Anheuser-Busch) Ser 95 AMT
         5.85%, 12/01/30                          5,425        5,393,101
AAA      New Jersey Eco Dev Auth
         Wtr Fac (NJ American Wtr Co)
         FGIC AMT
         6.875%, 11/01/34                           825          897,410
AAA      New Jersey Hsg & Mtg Fin Agy
         MFHR Pooled Loan AMBAC Ser 96A AMT
         6.25%, 5/01/28                           1,565        1,583,576
                                                             ------------
                                                              14,651,466

         NEW YORK-5.1%
AAA      Niagara Frontier Trans Auth
         Arpt Rev
         (Gtr Buffalo Int'l) AMBAC
         Ser 94A AMT
         6.25%, 4/01/24                           1,550        1,596,779
AAAA     NYS Energy Res & Dev Auth Gas Rev
         (Brooklyn Union Gas) MBIA AMT
         5.60%, 6/01/25                           1,000          942,090
AAA      NYS Energy Res & Dev Auth
         PCR (NYS Elec & Gas)
         MBIA Ser 87A AMT
         6.15%, 7/01/26                          15,000       15,122,400
AAA      NYS Energy Res & Dev Auth
         PCR (NYS Elec & Gas)
         MBIA Ser 88A AMT
         5.95%, 12/01/27                          2,900        2,847,742
AA-      Port Auth of NY & NJ
         Cons Rev (95th Ser) AMT
         6.125%, 7/15/29                         10,095       10,196,253
                                                             ------------
                                                              30,705,264

         OHIO-5.7%
AAA      Cleveland Arpt Rev
         (Cleveland Int'l) FGIC Ser 94A AMT
         6.25%, 1/01/20                           8,750        9,062,287
AAA      Columbus Arpt Rev
         (PT Columbus Int'l) MBIA Ser 94A AMT
         6.25%, 1/01/24                           2,390        2,467,054
BBB-     Dayton Spec Fac
         (Emery Air Freight) Ser 96D AMT
         6.20%, 10/01/09                          5,775        5,879,701
AAA      Ohio Air Quality Dev Auth
         (JMG Funding/Ohio Pwr Co)
         AMBAC Ser 94B AMT
         6.375%, 4/01/29                          7,850        8,092,801


7



NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------

Baa1*    Ohio Air Quality Dev Auth
         PCR (Columbus So Pwr) Ser 85B
         6.25%, 12/01/20                        $ 2,795      $ 2,818,785
AAA      Ohio HFA
         SFMR (Residential Mtg)
         GNMA Ser 94B-2 AMT
         6.70%, 3/01/25                           1,950        2,008,285
A        Ohio Wtr Dev Auth Solid
         Waste (North Star BHP) AMT
         6.45%, 9/01/20                           3,745        3,861,245
                                                             ------------
                                                              34,190,158

         PENNSYLVANIA-3.4%
AAA      Allegheny Cnty Arpt Rev
         (Gtr Pittsburgh Int'l)
         FSA Ser 92B AMT
         6.625%, 1/01/22                          2,460        2,599,654
A-       Bradford Cnty IDA Solid
         Waste (Int'l Paper) Ser 95B AMT
         5.90%, 12/01/19                          1,000          980,400
BBB      Pennsylvania Eco Dev Auth
         Waste Wtr (Sun Co) Ser 94A AMT
         7.60%, 12/01/24                          1,990        2,208,084
AAA      Pennsylvania Higher Ed
         Student Loan Rev
         AMBAC Ser 88D AMT
         6.05%, 1/01/19                           7,575        7,632,343
AAA      Philadelphia Arpt Sys Rev
         AMBAC Ser 95A AMT
         6.10%, 6/15/25                           6,655        6,744,643
                                                             ------------
                                                              20,165,124

         RHODE ISLAND-1.4%
AA+      Rhode Island Hsg & Mtg Fin Corp
         SFMR (Home Ownership)
         Ser 92-7A AMT
         6.75%, 10/01/25                          8,000        8,262,240
         SOUTH DAKOTA-1.6%
AA+      South Dakota HDA
         SFMR (Home Ownership)
         Ser 93-II AMT
         6.15%, 5/01/26                           9,600        9,421,632

         TENNESSEE-1.4%
BBB      Memphis Shelby Cnty Spec Fac
         (Federal Express) Ser 93 AMT
         6.20%, 7/01/14                           8,000        8,096,080

         TEXAS-3.9%
BB+      Alliance Arpt Auth Fac Imp
         (American Airlines) Ser 90 AMT
         7.50%, 12/01/29                         11,690       12,497,078
BBB      Alliance Arpt Auth Spec Fac
         (Federal Express) Ser 96 AMT
         6.375%, 4/01/21                          3,370        3,373,673
B+       Houston Arpt Rev
         (Continental Airlines) Ser 97B AMT
         6.125%, 7/15/27                          8,000        7,594,320
                                                             ------------
                                                              23,465,071

         VIRGINIA-5.0%
A        Alexandria Redev & Hsg
         MFHR (Buckingham Village)
         Ser 96A AMT
         6.15%, 1/01/29                           4,000        3,999,600
A+       Giles Cnty IDR
         (Hoechst-Celanese Corp)
         Ser 96 AMT
         6.45%, 5/01/26                           3,390        3,528,041
AAA      Harrisonburg Redev & Hsg Auth
         MFHR (Greens of Salem Run)
         FSA Ser 97 AMT
         6.30%, 4/01/29                           3,060        3,075,025
A        Henrico Cnty Swr Rev
         (Browning-Ferris) Ser 97A AMT
         5.875%, 3/01/17                          2,750        2,716,450
A-       Isle of Wight Cnty IDA
         Solid Waste (Union Camp Corp)
         Ser 94 AMT
         6.55%, 4/01/24                           4,000        4,175,000


8



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
AA-      James Cnty IDA Swr Rev
         (Anheuser-Busch Proj) Ser 97 AMT
         6.00%, 4/01/32                         $ 3,810      $ 3,812,743
NR       Staunton IDA
         Ed Fac (Mary Baldwin College) Ser 96
         6.75%, 11/01/21                          1,355        1,371,165
AA       Virginia Beach
         Hosp Rev (Sentara Bayside)
         6.30%, 11/01/21                          1,000        1,031,060
AA+      Virginia HDA SFMR
         (Commonwealth Mtg) Ser 96B AMT
         6.375%, 1/01/26                          5,000        5,045,100
AA       Virginia Res Auth Swr Rev
         (Hopewell Fac) Ser 95A AMT
         6.00%, 10/01/25                          1,375        1,378,066
                                                             ------------
                                                              30,132,250

         WASHINGTON-3.1%
BBB+     Pilchuck Dev Pub Corp Spec Fac
         (BF Goodrich) Ser 93 AMT
         6.00%, 8/01/23                          19,000       18,317,900

         WISCONSIN-2.4%
AAA      Wisconsin GO
         MBIA Ser 96B AMT
         6.20%, 11/01/26                         13,930       14,260,698

         TOTAL LONG TERM MUNICIPAL BONDS
           (cost $578,591,700)                               585,347,105

         SHORT TERM MUNICIPAL NOTES-0.5%
         INDIANA-0.3%
Aaa*     Portage Eco Dev Auth
         MFHR (Pedcor Invest Apts Proj)
         Ser 95A AMT VRDN
         4.70%, 8/01/30 (a)                       1,900        1,900,000

         TEXAS-0.2%
A1       Rockwall Ind Dev Corp
         IDR (Columbia Extrusion Corp)
         Ser 89 AMT VRDN
         4.70%, 7/01/14 (a)                       1,200        1,200,000

         TOTAL SHORT TERM MUNICIPAL NOTES
           (cost $3,100,000)                                   3,100,000

         TOTAL INVESTMENTS-98.4%
           (cost $581,691,700)                               588,447,105
         Other assets less liabilities-1.6%                    9,558,215

         NET ASSETS-100%                                    $598,005,320


See footnote summary on page 20.
See notes to financial statements.


9



INSURED NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)                       ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
         MUNICIPAL BONDS-99.0%
         LONG TERM MUNICIPAL BONDS-96.6%
         ALABAMA-2.0%
AAA      West Jefferson PCR
         (Alabama Power) MBIA Ser 93C
         6.05%, 5/01/23                         $ 4,470      $ 4,513,582

         ALASKA-18.6%
AAA      Alaska Hsg Fin Corp
         MFHR (Mtg Rev) MBIA Ser 96A
         6.00%, 12/01/15                          6,400        6,371,264
         6.05%, 12/01/17                          2,000        2,009,500
AAA      Alaska Hsg Fin Corp
         SFMR Mtg Rev MBIA Ser 97A
         6.00%, 6/01/27                          25,000       24,689,750
         6.10%, 12/01/37                         10,000        9,866,200
                                                             ------------
                                                              42,936,714

         ARIZONA-4.6%
AAA      Glendale IDA
         Ed Fac (Midwestern Univ)
         CONNIE LEE Ser 96A
         6.00%, 5/15/26                             840          848,072
AAA      Maricopa Cnty GO
         Kyrene Elem Sch Imp #28
         FGIC Ser 95B
         6.00%, 7/01/14                           1,800        1,848,204
AA       Phoenix IDA
         MFHR (Woodstone & Silver Springs)
         Ser 93 Asset Gty
         6.25%, 4/01/23                           2,360        2,395,046
AA+      Phoenix Sr Lien
         (Civic Plaza Bldg Corp) Ser 94
         6.00%, 7/01/12                           1,015        1,045,876
AAA      Tempe IDR
         MFHR (Quadrangles) FHA Ser 93
         6.25%, 6/01/26                           4,525        4,593,373
                                                             ------------
                                                              10,730,571

         CALIFORNIA-15.2%
AAA      Fairfield Pub Fin Auth
         Tax Alloc (Fairfield Proj)
         FSA Ser 93C
         5.50%, 8/01/23                           3,000        2,848,200
AAA      Mojave Wtr Agy
         Imp Dist M (Morongo Basin Pipeline)
         FGIC Ser 96
         5.80%, 9/01/22                           5,000        4,979,750
AAA      No Calif Trans Agy Elec
         Rev (Calif-Oregon Trans)
         MBIA Ser 93A
         6.929%, 4/29/24 (b)                      4,250        3,849,948
AAA      Orange Cnty
         (Saddleback Valley Sch Dist)
         FSA Ser 95A
         5.65%, 9/01/17                           5,000        4,893,150
AAA      Palm Springs ETM COP
         Ser 91B
         Zero coupon, 4/15/21                    44,025       10,589,773
AAA      So Tahoe Joint Pwr Fin Auth
         Ser 95A CAP MAC
         5.75%, 10/01/25                          4,500        4,419,360
AAA      Univ of California Regents
         Hosp Rev (UCLA Med Ctr) MBIA Ser 94
         5.50%, 12/01/20                          3,685        3,530,046
                                                             ------------
                                                              35,110,227

         COLORADO-2.7%
AAA      Denver City & Cnty Arpt Sys Rev
         MBIA Ser 95A
         5.70%, 11/15/25                          6,375        6,251,580

         FLORIDA-2.2%
A*       Dade Cnty GO
         (Courthouse Ctr Proj) Ser 95
         6.10%, 4/01/20                             900          916,668
AA-      Orlando Util Comm
         (Wtr & Elec) Ser 93B
         7.037%, 10/06/17 (b)                     4,550        4,255,615
                                                             ------------
                                                               5,172,283

         ILLINOIS-1.8%
AAA      Metro Pier & Expo Auth
         (McCormick Place Expo)
         FGIC Ser 93A
         Zero coupon, 6/15/19                    15,850        4,252,080


10



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
         MASSACHUSETTS-13.2%
AAA      Chelsea GO
         AMBAC Ser 94
         6.00%, 6/15/14                         $ 1,345      $ 1,389,667
AAA      Holyoke GO
         FSA Ser 93B
         6.125%, 8/01/13                          1,435        1,495,557
AAA      Massachusetts Bay Tran
         Auth Trans Sys MBIA Ser 92C
         6.10%, 3/01/23                           2,265        2,342,508
AAA      Massachusetts HFA
         MFHR (Residential Dev)
         AMBAC Ser 93A
         6.15%, 10/01/15                          4,500        4,569,930
AAA      Massachusetts HFA
         MFHR (Residential Dev)
         FNMA Coll Sec 8 Ser 92F
         6.25%, 11/15/12                          5,000        5,150,900
AAA      Massachusetts HFA
         SFMR (Residential Dev) FNMA Ser 92A
         6.90%, 11/15/24                          2,500        2,639,125
AAA      Massachusetts Hlth & Ed
         Fac Hosp Rev
         (New England Med Ctr) MBIA
         6.98%, 7/01/18 (b)                       4,175        3,606,449
A3*      Massachusetts Ind Fin Auth
         Ed Fac (Brooks School) Ser 93
         5.95%, 7/01/23                           1,530        1,530,000
AAA      Massachusetts Muni Wholesale Elec
         (Pwr Supply Sys) MBIA Ser 92A
         6.00%, 7/01/18                           5,220        5,249,284
AA-      Massachusetts Wtr Poll
         (So Essex Proj) Ser 94A
         6.375%, 2/01/15                          2,315        2,421,120
                                                             ------------
                                                              30,394,540

         MICHIGAN-8.7%
AAA      Detroit GO
         FGIC Ser 93
         6.35%, 4/01/14                           4,115        4,293,673
AAA      Grand Rapids Swr Sys Rev
         MBIA Ser 92
         6.00%, 1/01/22                           1,795        1,820,345
AAA      Kalamazoo Hosp Fin Auth Hosp Rev
         (Borgess Med Ctr) FGIC Ser 94A
         6.608%, 6/01/11 (b)                      6,740        6,180,715
AAA      Michigan Strategic Fund
         PCR (Detroit Edison Co)
         MBIA Ser 95AA
         6.40%, 9/01/25                           4,300        4,501,240
AAA      Three Rivers GO
         Sch Dist MBIA Ser 96
         6.00%, 5/01/23                           1,690        1,747,697
AA       Troy Downtown Dev Auth
         Ser 95A Asset Gty
         6.375%, 11/01/18                         1,400        1,452,556
                                                             ------------
                                                              19,996,226

         MINNESOTA-5.6%
Aaa*     Eagan
         MFHR (Woodridge Apts Proj)
         GNMA Ser 97A
         5.95%, 2/01/32                           1,470        1,469,838
Aaa*     Little Canada
         MFHR (Cedars Lakeside Apt)
         GNMA Ser 97A
         5.95%, 2/01/32                           1,715        1,714,812
AAA      Minneapolis COP
         (Spec Sch Dist #1) MBIA Ser 96A
         5.90%, 2/01/17                           4,080        4,118,352
AAA      Minnesota HFA
         MFHR (Rental Hsg) MBIA Ser 95D
         6.00%, 2/01/22                           4,350        4,365,399
AAA      St Francis GO
         (Ind Sch Dist #15) FSA Ser 95A
         6.375%, 2/01/16                          1,135        1,214,427
                                                             ------------
                                                              12,882,828

         NEBRASKA-1.5%
AAA      Nebraska Inv Fin Auth Hosp Rev
         (Bishop Clarkson Mem) MBIA Ser 91
         9.234%, 12/08/16 (b)                     3,000        3,376,650


11



INSURED NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
         NEW JERSEY-0.6%
AA-      New Jersey Hwy Auth
         (Garden State Pkwy)
         6.25%, 1/01/14                         $ 1,250      $ 1,295,213

         NEW YORK-3.9%
Aaa*     Glen Cove IDR
         (The Regency at Glen Cove)
         Ser 92B ETM
         Zero coupon, 10/15/19                   15,000        3,919,350
AAA      New York City GO
         MBIA Ser 93D
         6.00%, 5/15/11                           5,000        5,105,100
                                                             ------------
                                                               9,024,450

         OHIO-5.0%
A        Cuyahoga Cnty Hosp Rev
         (Meridia Hlth Sys) Ser 95
         6.25%, 8/15/24                           2,785        2,854,681
AA-      Ohio Air Quality Dev Auth
         PCR (Dayton Power & Light) Ser 92B
         6.40%, 8/15/27                           2,000        2,104,100
AA-      Ohio Trpk Comm Rev
         Ser 94A
         5.75%, 2/15/24                           2,700        2,656,233
Aa3*     Toledo-Lucas Cnty Port Auth IDR
         (Cargill Inc Proj)
         5.90%, 12/01/15                          4,000        4,017,600
                                                             ------------
                                                              11,632,614

         PENNSYLVANIA-1.8%
AAA      Pennsylvania Trpk Comm
         (Oil Franchise Tax Rev)
         AMBAC Ser 94A
         6.00%, 12/01/19                          3,000        3,045,630
AA       Potter Cnty Hosp Auth Hosp Rev
         (Charles Cole Mem Hosp)
         Ser 96 Asset Gty
         6.05%, 8/01/24                           1,005        1,005,693
                                                             ------------
                                                               4,051,323

         VIRGINIA-6.7%
Aa*      Chesapeake IDR
         (Cargill Inc. Proj) Ser 93
         5.875%, 3/01/13                          1,000        1,019,330
AAA      Harrisonburg Redev & Hsg Auth
         MFHR (Battery Heights Assoc)
         GNMA Ser 96A
         6.25%, 4/20/36                           5,185        5,271,175
AA       Henrico Cnty IDR
         (Henrico Cnty Reg Jail) Ser 94
         7.125%, 8/01/21                          1,650        1,857,174
AAA      Loudoun Cnty IDA
         (Loudoun Hosp Ctr) FSA Ser 95
         5.80%, 6/01/20                           2,110        2,099,260
AAA      Newport News Hlth Fac
         (Mennowood) GNMA Ser 96A
         6.25%, 8/01/36                           2,240        2,280,006
A2*      Prince William Cnty
         Hosp Rev (Potomac Hosp Grp) Ser 95
         6.75%, 10/01/15                          1,905        2,021,815
AAA      Richmond Met Auth
         (Expressway Rev) FGIC Ser 92B
         6.25%, 7/15/22                           1,000        1,029,610
                                                             ------------
                                                              15,578,370

         WEST VIRGINIA-2.5%
AAA      West Virginia Pkwys Eco Dev
         (Parkway Rev) FGIC Ser 93
         7.555%, 5/16/19 (b)                      6,000        5,825,040

         TOTAL LONG TERM MUNICIPAL BONDS
           (cost $220,504,754)                               223,024,291


12



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
         SHORT TERM MUNICIPAL NOTES-2.4%
         ILLINOIS-0.6%
Aa3*     Illinois Ed Fac Auth
         (Cultural Pooled Financial Proj)
         Ser 85 VRDN
         4.50%, 12/01/25 (a)                     $1,400     $  1,400,000

         INDIANA-1.8%
A1       Indiana Hlth Fac Fin Auth
         (Capital Access Designated Pool)
         Ser 91 VRDN
         4.55%, 8/01/06 (a)                      $4,100     $  4,100,000

         TOTAL SHORT TERM MUNICIPAL NOTES
           (cost $5,500,000)                                   5,500,000

         TOTAL INVESTMENTS-99.0%
           (cost $226,004,754)                               228,524,291
         Other assets less liabilities-1.0%                    2,274,751

         NET ASSETS-100%                                    $230,799,042


See footnote summary on page 20.
See notes to financial statements.


13



NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)                       ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
         NEW YORK MUNICIPAL BONDS-100.4%
A-       Essex County IDA
         (Int'l Paper) Ser 95A AMT
         5.80%, 12/01/19                        $ 7,000      $ 6,810,860
Aaa*     Glen Cove IDR
         (The Regency at Glen Cove)
         Ser 92B ETM
         Zero coupon, 10/15/19                   45,010       11,760,663
AAA      Islip Res Rec Agy
         AMBAC Ser 94B AMT
         6.125%, 7/01/12                          2,020        2,074,580
BBB+     New York City GO
         Ser 93A
         6.25%, 8/01/18                           6,000        6,026,940
BBB+     New York City GO
         Ser 93D
         7.499%, 8/29/14 (b)                     10,000        9,646,300
BBB+     New York City GO
         Ser 96J
         6.00%, 2/15/24                          13,580       13,054,590
BBB+     New York City GO
         Ser 97A
         6.25%, 8/01/17                          16,750       16,855,357
BB+      New York City IDA
         (American Airlines) Ser 94 AMT
         6.90%, 8/01/24                          12,000       12,928,440
AAA      New York City IDA
         (Japan Airlines) FSA Ser 91 AMT
         6.00%, 11/01/15                          4,500        4,643,235
A        New York City IDA
         (Terminal One LP) Ser 94 AMT
         6.125%, 1/01/24                         41,500       41,360,560
AAA      Niagara Frontier Trans Arpt Auth
         (Gtr Buffalo Int'l)
         AMBAC Ser 94A AMT
         6.25%, 4/01/24                          14,575       15,014,874
AAA      NYS Energy Res & Dev Auth
         (Brooklyn Union Gas) MBIA AMT
         5.60%, 6/01/25                           2,000        1,884,180
         7.214%, 7/08/26 (b)                      6,000        5,306,280
AAA      NYS Energy Res & Dev Auth
         (Brooklyn Union Gas)
         MBIA Ser 89B AMT
         6.75%, 2/01/24                           7,500        8,079,825
A+       NYS Energy Res & Dev Auth
         NYS Elec & Gas
         (Consolidated Edison)
         Ser 94A AMT
         7.125%, 12/01/29                        22,000       24,350,260
AAA      NYS Energy Res & Dev Auth
         NYS Elec & Gas MBIA Ser 93A AMT
         5.70%, 12/01/28                         12,050       11,409,784
AAA      NYS Energy Res & Dev Auth
         (Rochester Gas & Elec) MBIA AMT
         6.50%, 5/15/32                           6,460        6,824,473
AAA      NYS Energy Res & Dev Auth
         PCR (NYS Elec & Gas)
         MBIA Ser 88A AMT
         5.95%, 12/01/27                          3,800        3,731,524
BBB      NYS Envir Fac Auth IDR
         (Occidental Petroleum)
         Ser 93A AMT
         5.70%, 9/01/28                          13,950       12,917,421
NR       NYS Envir Fac Corp Wtr Fac
         (Long Island Wtr Corp)
         Ser 87A AMT
         10.00%, 10/01/17                         3,200        3,307,680
AAA      NYS Envir Fac Corp Wtr Fac
         (Spring Valley Wtr)
         AMBAC Ser 94A AMT
         6.30%, 8/01/24                          11,800       12,164,974
AAA      NYS HFA
         MFHR (Erie/Monroe Cnty Proj) AMBAC
         Ser 89B AMT
         7.55%, 11/01/29                          9,315        9,717,035
Aa2*     NYS HFA
         MFHR (Westchester/Onondaga/
         Rockland Proj) Ser 92F AMT
         6.70%, 8/15/25                           6,000        6,200,820


14



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
Aa2*     NYS Mtg Agy
         SFMR Ser 42 AMT
         6.65%, 4/01/26                         $ 4,500      $ 4,634,775
Aa2*     NYS Mtg Agy
         SFMR Ser 46 AMT
         6.65%, 10/01/25                         19,915       20,579,365
AAA      Onondaga Cnty
         PCR (Bristol-Myers Squibb) AMT
         5.75%, 3/01/24                           4,000        3,983,360
AAA      Port Auth of NY & NJ
         (JFK Int'l Arpt) MBIA Ser 97-6 AMT
         5.75%, 12/01/22                          7,495        7,308,524
AA-      Port Auth of NY & NJ
         Cons Rev (95th Ser) AMT
         6.125%, 7/15/29                          5,555        5,610,717
AAA      Port Auth of NY & NJ
         Cons Rev (96th Ser) FGIC AMT
         6.60%, 10/01/23                         10,000       10,740,600
AAA      Troy HDC
         MFHR (Ninth St #2) FHA Ser 90B
         8.10%, 2/01/24                           3,535        3,882,596
AAA      Troy HDC
         MFHR (TUR Proj) FHA Ser 90C
         8.10%, 2/01/24                           3,760        4,129,721

         TOTAL NEW YORK MUNICIPAL BONDS
           (cost $298,362,636)                               306,940,313

         PUERTO RICO-0.3%
BB+      Puerto Rico Port Auth
         (American Airlines) Ser 96A AMT
         6.25%, 6/01/26
         (cost $802,640)                            800          807,584

         TOTAL INVESTMENTS-100.7%
           (cost $299,165,276)                               307,747,897
         Other assets less liabilities -(0.7%)                (2,185,443)

         NET ASSETS-100%                                    $305,562,454


See footnote summary on page 20.
See notes to financial statements.


15



CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)                       ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
         CALIFORNIA MUNICIPAL BONDS-98.5%
A+       California GO
         (Veterans Hsg) Ser 95 AMT
         6.40%, 2/01/20                         $33,800      $34,814,000
AAA      California HFA
         MFHR (Home Mtg Rev)
         MBIA Ser 91A AMT
         7.20%, 2/01/26                           3,450        3,616,704
AAA      California HFA
         MFHR (Home Mtg Rev)
         MBIA Ser 91C AMT
         7.00%, 8/01/23                           1,475        1,537,348
A+       California HFA
         MFHR (Multi-Unit Rental Hsg)
         Ser 92A AMT
         6.50%, 2/01/14                           4,865        4,976,992
AAA      California HFA
         SFMR (Home Mtg Rev)
         AMBAC Ser 96H AMT
         6.20%, 2/01/27                           8,000        8,018,240
AA-      California HFA
         SFMR (Home Mtg Rev) Ser 91G AMT
         7.05%, 8/01/27                           5,265        5,438,008
AA-      California HFA
         SFMR (Home Mtg Rev) Ser 94E AMT
         6.70%, 8/01/25                           9,525        9,839,897
AAA      California HFA
         SFMR (Home Mtg Rev) Ser 95A-2 AMT
         6.45%, 8/01/25                          13,400       13,726,692
A        California Poll Ctl Fin Auth
         (Browning-Ferris Ind) Keller
         Canyon Gty Ser 92 AMT
         6.875%, 11/01/27                         5,000        5,316,450
A        California Poll Ctl Fin Auth
         PCR (Pacific Gas & Elec)
         Ser 93A AMT
         5.875%, 6/01/23                         33,200       32,440,716
A        California Poll Ctl Fin Auth
         PCR (Pacific Gas & Elec)
         Ser 93B AMT
         5.85%, 12/01/23                         70,000       68,156,900
A+       California Poll Ctl Fin Auth
         PCR (San Diego Gas & Elec)
         Ser 93A-C AMT
         5.85%, 6/01/21                          32,335       31,679,246
A+       California Poll Ctl Fin Auth
         PCR (So Calif Edison) Ser 92B AMT
         6.40%, 12/01/24                         33,430       34,049,124
A+       Chula Vista
         PCR (San Diego Gas & Elec)
         Ser 92A AMT
         6.40%, 12/01/27                         28,240       29,195,077
Aaa*     Contra Costa Cnty
         MFHR (Byron Park Proj)
         GNMA Ser 93A AMT
         6.40%, 1/20/31                          11,860       12,115,464
NR       Encinitas Comm
         Fac Dist #1 (Encinitas Ranch)
         Ser 95A
         7.375%, 9/01/26                         23,000       23,429,180
NR       Encinitas Rec Rev
         (Encinitas Ranch Golf Course)
         Ser 96A
         7.75%, 9/01/26                          10,760       10,928,179
NR       Fairfield Assess Dist
         (No Cordelia Imp Dist) Ser 93
         7.375%, 9/02/18                          2,390        2,453,335
AAA      Fairfield Pub Fin Auth
         Tax Alloc (Fairfield Proj)
         FSA Ser 93C
         5.50%, 8/01/23                           1,000          949,400
AAA      Fremont FHA
         MFHR (Regency Sq Apts) Ser 86A AMT
         7.75%, 11/01/28                          1,500        1,582,260
A        Lancaster Redev Agy FHA
         MFHR (High Valley Apts) Ser 96A
         6.00%, 6/01/27                           4,170        4,101,320
AAA      Los Angeles Cnty Arpt Rev
         (Ontario Int'l Arpt) FGIC
         Ser 96A AMT
         6.00%, 5/15/22                          12,780       12,846,584
NR       Los Angeles Cnty Comm
         Fac Dist #3 (Valencia/Newhall Area)
         Ser 95A
         7.125%, 9/01/20                          5,500        5,577,385


16



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
NR       Los Angeles Cnty Comm
         Fac Dist #4 (Calabasas Area)
         Ser 92A
         7.65%, 9/01/17                         $ 7,500      $ 7,721,400
NR       Los Angeles Cnty Comm
         Fac Dist #92-1
         (Castaic Union SD Northlake Proj)
         Ser 92
         9.00%, 10/01/19                          8,710        9,011,976
BB       Los Angeles Comm Redev
         MFHR (Grand Ctrl Proj) Ser 93A AMT
         5.85%, 12/01/26                          4,030        3,643,724
AAA      Los Angeles Harbor Rev
         MBIA Ser 96B AMT
         6.20%, 8/01/25                           5,000        5,171,250
AA       Los Angeles Harbor Rev
         Ser 95A AMT
         6.625%, 8/01/25                         24,000       25,211,760
NR       Novato Comm
         Fac Dist #94-1
         (Hamilton Field) Ser 95
         7.375%, 9/01/25                          4,400        4,565,000
NR       Ontario Assess Dist #107
         (CA Commerce Ctr So)
         7.70%, 9/02/10                           6,130        6,315,862
NR       Orange Cnty
         Comm Fac Dist # 92-1:
         Las Flores/Capistrano USD Ser 97
         7.10%, 9/01/21                           3,200        3,257,408
AAA      Orange Cnty Arpt Rev
         (John Wayne Int'l Arpt)
         MBIA Ser 93 AMT
         5.50%, 7/01/18                          16,500       15,649,590
NR       Orange Cnty Comm
         Fac Dist #87-2 (Portola Hills)
         Ser 91A
         9.30%, 8/15/16                           8,950        9,339,146
BBB-     Orange Cnty Sr Lien
         Foothill/Eastern Corridor Agy
         Ser 95A
         Zero coupon, 1/01/15                    18,500        6,031,185
         Zero coupon, 1/01/25                    15,000        2,523,450
         Zero coupon, 1/01/27                    10,000        1,478,800
         Zero coupon, 1/01/28                    10,000        1,386,500
BBB      Orange Cnty Sr Lien
         San Joaquin Hills Trans
         Corridor Ser 93
         Zero coupon, 1/01/17                    16,000        4,585,440
         Zero coupon, 1/01/19                    20,000        5,100,600
         Zero coupon, 1/01/20                    20,000        4,736,600
         Zero coupon, 1/01/21                    20,000        4,444,800
         Zero coupon, 1/01/23                    35,000        6,849,500
         Zero coupon, 1/01/25                    33,100        5,628,324
         7.00%, 1/01/30                          15,000       15,823,650
AAA      Palm Springs COP
         Ser 91B ETM
         Zero coupon, 4/15/21                    10,000        2,405,400
AAA      Palm Springs Fin Auth
         Arpt Rev
         (Palm Springs Regional Arpt)
         MBIA Ser 92 AMT
         6.00%, 1/01/22                           6,860        6,904,110
A        Port of Oakland
         (Mitsui OSK Lines) Ser 92A AMT
         6.80%, 1/01/19                           3,700        3,837,122
AAA      Port of Oakland
         MBIA Ser 92E AMT
         6.40%, 11/01/22                         23,370       24,125,786
         6.50%, 11/01/16                          8,000        8,346,000
NR       Riverside Comm
         Fac Dist #90-1 (Highlander Proj)
         Ser 91A
         8.50%, 9/01/15                           2,000        2,047,500
NR       Riverside Cnty Assess Dist #161
         (Winchester Prop) Ser 94C
         10.00%, 9/02/14                          7,005        7,383,130
AAA      Sacramento Cnty Arpt Sys Rev
         FGIC Ser 92A AMT
         6.00%, 7/01/20                          11,750       11,796,177
AAA      Sacramento Cnty Arpt Sys Rev
         MBIA Ser 96A AMT
         5.90%, 7/01/24                           5,050        4,995,561
AAA      San Bernardino Cnty Solid Waste
         (Inland Empire) FSA Ser 96B AMT
         6.00%, 8/01/16                           2,500        2,503,750


17



CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
NR       San Diego Comm
         Fac Dist #1 (Miramar Ranch North)
         Ser 95B
         7.10%, 9/01/20                         $ 7,000      $ 7,101,150
AAA      San Francisco City & Cnty
         Int'l Arpt
         AMBAC Ser 94 II-6 AMT
         6.60%, 5/01/24                           5,000        5,302,200
AAA      San Francisco City & Cnty
         Int'l Arpt
         FGIC Ser 94 II-5 AMT
         6.50%, 5/01/24                          11,000       11,509,850
AAA      San Francisco City & Cnty
         Int'l Arpt
         FGIC Ser 96-II AMT
         6.25%, 5/01/26                           7,000        7,159,110
AAA      San Francisco City & Cnty
         Int'l Arpt
         MBIA Ser 10A AMT
         5.70%, 5/01/26                          14,385       13,833,335
AAA      San Francisco City & Cnty
         Int'l Arpt MBIA Ser 10B
         5.50%, 5/01/26                           5,000        4,790,600
AAA      San Francisco City & Cnty
         Int'l Arpt
         MBIA Ser 93 II-3 AMT
         6.10%, 5/01/13                           7,990        8,177,286
         6.20%, 5/01/20                          14,500       14,792,175
AAA      San Jose Arpt Rev
         (San Jose Arpt) FGIC Ser 93 AMT
         5.70%, 3/01/18                           8,825        8,634,821
AAA      So Calif HFA
         SFMR GNMA/FNMA Ser 92A AMT
         6.75%, 9/01/22                           1,425        1,476,699
         Ser 91B
         6.90%, 10/01/24                          1,635        1,699,860
A        Vacaville Redev Agy
         MFHR (Vacaville Comm Hsg) Ser 94A
         7.85%, 11/01/24                          4,625        4,943,755
BBB+     Westminster Redev Agy
         MFHR (Rose Garden Apt) AMT Ser 93A
         6.75%, 8/01/24                           4,300        4,346,440
AAA      Yolo Cnty Hsg Auth
         MFHR (Waggener Ranch Apts)
         FHA Ser 91 AMT
         7.00%, 10/01/33                          9,000        9,543,960

         TOTAL INVESTMENTS-98.5%
           (cost $655,504,791)                               682,920,243
         Other assets less liabilities-1.5%                   10,422,089

         NET ASSETS-100%                                    $693,342,332


See footnote summary on page 20.
See notes to financial statements.


18



INSURED CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)                       ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
         CALIFORNIA MUNICIPAL BONDS-98.7%
         LONG TERM MUNICIPAL BONDS-97.5%
AAA      Alhambra COP
         Assess Dist #91-1:
         Police Fac AMBAC Ser 92
         6.75%, 9/01/23                         $ 5,000      $ 5,360,050
AAA      Brea Pub Fin Auth
         Tax Alloc Redev Proj B MBIA Ser 91A
         7.00%, 8/01/15                           1,470        1,600,022
AAA      California HFA
         MFHR (Home Mtg Rev) AMBAC Ser 95A
         6.25%, 2/01/37                           5,000        5,069,650
AAA      Coronado Comm Dev Proj
         Tax Alloc FSA Ser 96
         6.00%, 9/01/26                           8,700        8,856,513
AAA      Fontana Pub Fin Auth
         Tax Alloc (No Fontana) MBIA Ser 93A
         5.625%, 9/01/24                          9,805        9,530,950
NR       Fontana Redev Agy
         BAN (Jurupa Hills Proj) Ser 94
         8.00%, 1/01/98                           5,000        5,033,000
AAA      Glendale Hlth Fac Rev
         (Glendale Mem Hosp)
         CONNIE LEE Ser 95A
         5.60%, 11/15/25                          2,000        1,899,140
AAA      La Mirada Redev Agy
         Tax Alloc (Commercial Redev)
         FSA Ser 95B
         5.90%, 8/15/24                           5,000        5,026,250
AAA      Los Angeles Cnty Comm Redev
         Tax Alloc (Bunker Hill Proj)
         FSA Ser 93H
         5.60%, 12/01/28                         10,000        9,572,100
AAA      Los Angeles Cnty
         Metro Trans Auth MBIA Ser 93A
         5.625%, 7/01/18                          3,000        2,925,510
AAA      Los Angeles Cnty Trans Comm
         FGIC Ser 91B
         6.50%, 7/01/15                           5,000        5,295,400
AAA      Madera Cnty COP
         Hosp Rev (Valley Children's)
         MBIA Ser 95
         6.125%, 3/15/23                          4,000        4,093,200
AAA      Mojave Wtr Agy
         Imp Dist M
         (Morongo Basin Pipeline)
         FGIC Ser 96
         5.80%, 9/01/22                           5,000        4,979,750
AAA      No Calif Trans Agy
         Elec Rev (Calif-Oregon Trans)
         MBIA Ser 93A
         6.929%, 4/29/24 (b)                     15,000       13,588,050
AAA      Orange Cnty COP
         (Loma Ridge Data Ctr Proj)
         AMBAC Ser 91
         6.00%, 6/01/19                           1,000        1,019,650
AAA      Orange Cnty Recovery Certificate
         MBIA Ser 96A
         6.00%, 7/01/26                           3,000        3,021,540
AAA      Palm Springs ETM COP
         Ser 91B
         Zero coupon, 4/15/21                    32,475        7,811,536
AAA      Rancho Wtr Dist Fin Auth
         AMBAC Ser 91 Pre-refunded
         8.924%, 9/11/01 (b)                      3,000        3,501,690
AAA      Redding COP
         Elec Sys Rev MBIA Ser 92A
         8.244%, 7/01/22 (b)                      2,000        2,323,940
AAA      Sacramento Cnty Arpt Sys Rev
         MBIA Ser 96B
         5.75%, 7/01/26                           3,260        3,200,929
AAA      Sacramento Muni Util Dist
         Elec Rev
         MBIA Ser 93E
         5.75%, 5/15/22                           5,000        4,980,150
AAA      San Bernardino Cnty Redev
         (Ontario Proj #1) ETM MBIA Ser 93
         5.80%, 8/01/23                          10,000        9,866,300


19



INSURED CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
AAA      San Bernardino Redev Agy Tax Alloc
         (Joint Pwr Fin Auth) FSA Ser 95A
         5.75%, 10/01/25                         $5,000    $   4,944,450
AAA      San Dimas Redev Agy
         (Creative Growth) FSA Ser 91A
         6.75%, 9/01/16                           1,000        1,070,010
AAA      San Francisco City & Cnty Int'l Arpt
         MBIA Ser 93 II-4
         6.00%, 5/01/14                           5,000        5,085,500
AAA      Shasta Lake COP
         Elec Sys Rev FSA Ser 96-2
         6.00%, 4/01/16                           2,895        2,931,448

         TOTAL LONG TERM MUNICIPAL BONDS
           (cost $130,496,722)                               132,586,728

         SHORT TERM MUNICIPAL NOTES-1.2%
AAA      Irvine Ranch Wtr Dist
         Ser 85B VRDN
         3.75%, 10/01/04 (a)                     $1,700    $   1,700,000

         TOTAL INVESTMENTS-98.7%
           (cost $132,196,722)                               134,286,728
         Other assets less liabilities-1.3%                    1,750,877

         NET ASSETS-100%                                    $136,037,605


#    Unaudited.

*    Moody's or Fitch Rating.

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(b) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

     See Glossary of Terms below.
     See notes to financial statements.

     Glossary of Terms:
     AMBAC       American Municipal Bond Assurance Corporation
     AMT         Alternative Minimum Tax--(subject to)
     BAN         Bond Anticipation Note
     CAP MAC     Capital Markets Assurance Corporation
     CONNIE LEE  Connie Lee Insurance Company
     COP         Certificate of Participation
     ETM         Escrow to Maturity
     FGIC        Financial Guaranty Insurance Company
     FHA         Federal Housing Administration
     FNMA        Federal National Mortgage Association
     FSA         Financial Security Assurance Inc.
     GNMA        Government National Mortgage Association
     GO          Government Obligation
     HDA         Housing Development Authority
     HDC         Housing Development Corporation
     HFA         Housing Finance Authority
     IDA         Industrial Development Authority
     IDR         Industrial Development Revenue
     MBIA        Municipal Bond Investors Assurance
     MFHR        Multi-Family Housing Revenue
     NR          Rating not applied for
     PCR         Pollution Control Revenue
     SFHR        Single Family Housing Revenue
     SFMR        Single Family Mortgage Revenue


20



STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)                       ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                                                      INSURED                                     INSURED
                                                      NATIONAL       NATIONAL       NEW YORK      CALIFORNIA     CALIFORNIA
                                                   -------------  -------------  -------------  -------------  -------------
ASSETS
  Investments in securities, at value (cost:
    National-$581,691,700; Ins. National-
    $226,004,754; New York-$299,165,276;
    California-$655,504,791; Ins. California-
    $132,196,722, respectively)                    $588,447,105   $228,524,291   $307,747,897   $682,920,243   $134,286,728
  Cash                                                       -0-            -0-       958,070             -0-            -0-
  Interest receivable                                10,836,236      3,187,223      4,761,073     13,567,982      2,205,578
  Receivable for investment securities sold             379,016      1,293,166             -0-            -0-            -0-
  Receivable for capital stock sold                     328,361         47,512        195,993        743,628         64,765
  Prepaid expenses and other assets                      88,962         43,828         15,007         34,059          7,175
  Total assets                                      600,079,680    233,096,020    313,678,040    697,265,912    136,564,246

LIABILITIES
  Due to custodian                                       71,064      1,603,138             -0-     1,549,023         23,939
  Payable for capital stock redeemed                    449,563         98,577        101,832        633,743         44,181
  Distribution fee payable                              309,602         95,299        149,558        312,220         54,915
  Advisory fee payable                                   98,039         94,351         37,319        169,907         60,935
  Payable for investment securities purchased                -0-            -0-     7,264,470             -0-            -0-
  Accrued expenses and other liabilities              1,146,092        405,613        562,407      1,258,687        342,671
  Total liabilities                                   2,074,360      2,296,978      8,115,586      3,923,580        526,641

NET ASSETS                                         $598,005,320   $230,799,042   $305,562,454   $693,342,332   $136,037,605

COMPOSITION OF NET ASSETS
  Capital stock, at par                            $     57,231   $     23,143   $     31,752   $     65,970   $     10,251
  Additional paid-in capital                        603,106,475    226,886,636    302,830,986    683,022,154    134,590,315
  Distribution in excess of net investment income      (206,935)      (512,098)      (197,760)       (31,232)            -0-
  Undistributed net investment income                        -0-            -0-            -0-            -0-       271,856
  Accumulated net realized gain (loss) on
  investments                                       (11,706,856)     1,881,824     (5,685,145)   (17,130,012)      (924,823)
  Net unrealized appreciation of investments          6,755,405      2,519,537      8,582,621     27,415,452      2,090,006
                                                   $598,005,320   $230,799,042   $305,562,454   $693,342,332   $136,037,605

  CLASS A SHARES
  Net Assets                                       $315,866,304   $164,508,520   $174,364,293   $443,843,660   $ 97,753,027
  Shares of capital stock outstanding                30,229,353     16,495,589     18,119,935     42,232,463      7,367,015

  CLASS B SHARES
  Net Assets                                       $194,976,076   $ 46,685,680   $ 92,696,376   $158,492,766   $ 25,878,051
  Shares of capital stock outstanding                18,660,104      4,681,906      9,631,132     15,079,124      1,949,722

  CLASS C SHARES
  Net assets                                       $ 87,162,940   $ 19,604,842   $ 38,501,785   $ 91,005,906   $ 12,406,527
  Shares of capital stock outstanding                 8,341,971      1,965,998      4,000,537      8,658,002        934,723

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share         $10.45         $ 9.97         $ 9.62         $10.51         $13.27
  Sales charge--4.25% of public offering price              .46            .44            .43            .47            .59
  Maximum offering price                                 $10.91         $10.41         $10.05         $10.98         $13.86

  CLASS B SHARES
  Net asset value and offering price per share           $10.45         $ 9.97         $ 9.62         $10.51         $13.27

  CLASS C SHARES
  Net asset value and offering price per share           $10.45         $ 9.97         $ 9.62         $10.51         $13.27



See notes to financial statements.


21



STATEMENTS OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)      ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                                                      INSURED                                      INSURED
                                                      NATIONAL       NATIONAL       NEW YORK      CALIFORNIA     CALIFORNIA
                                                    ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME
  Interest                                          $19,166,149    $ 6,901,928    $ 9,525,247    $22,240,423    $ 4,404,200

EXPENSES
  Advisory Fee                                        1,923,110        706,010        953,098      2,192,890        380,804
  Distribution fee - Class A                            478,565        244,294        263,744        675,846        149,661
  Distribution fee - Class B                          1,021,354        247,844        468,491        802,682        129,936
  Distribution fee - Class C                            460,406        101,919        177,318        453,121         63,564
  Transfer agency                                       295,777         79,767        150,636        218,675         40,050
  Custodian                                              81,491         48,468         52,674         83,958         45,295
  Administrative                                         49,500         49,500         49,500         49,500         49,500
  Audit and legal                                        36,804         30,169         34,122         32,317         25,371
  Registration                                           36,507         33,955          3,168          2,353          1,441
  Printing                                               24,511         11,876         17,768         32,455          5,119
  Taxes                                                  18,237          7,211          9,217         23,746          5,259
  Directors' fees                                         2,300          2,300          2,300          2,300          2,300
  Miscellaneous                                          25,596          6,708          6,881          1,475          2,785
  Total expenses                                      4,454,158      1,570,021      2,188,917      4,571,318        901,085
  Less advisory fee waived (see note B)              (1,210,972)      (123,973)      (724,354)      (824,647)            -0-
  Net expenses                                        3,243,186      1,446,048      1,464,563      3,746,671        901,085
  Net investment income                              15,922,963      5,455,880      8,060,684     18,493,752      3,503,115

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investment transactions        6,855,573      1,940,871      2,061,762        468,348      1,149,210
  Net change in unrealized appreciation of
  investments                                       (10,435,547)    (5,825,763)    (3,250,674)    (5,747,399)    (2,555,230)
  Net loss on investments                            (3,579,974)    (3,884,892)    (1,188,912)    (5,279,051)    (1,406,020)

NET INCREASE IN NET ASSETS FROM OPERATIONS          $12,342,989    $ 1,570,988    $ 6,871,772    $13,214,701    $ 2,097,095


See notes to financial statements.


22



STATEMENTS OF CHANGES IN NET ASSETS              ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                              NATIONAL                  INSURED NATIONAL
                                  ------------------------------ -----------------------------
                                  SIX MONTHS ENDED   YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                                   APRIL 30, 1997    OCTOBER 31,  APRIL 30,1997    OCTOBER 31,
                                     (UNAUDITED)        1996       (UNAUDITED)        1996
                                   --------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income             $ 15,922,963   $ 34,751,054   $  5,455,880   $ 11,513,311
  Net realized gain on
    investment transactions            6,855,573     16,964,535      1,940,871      8,542,348
  Net change in unrealized
    appreciation of investments      (10,435,547)   (13,559,055)    (5,825,763)    (3,328,071)
  Net increase in net assets
    from operations                   12,342,989     38,156,534      1,570,988     16,727,588

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
    Class A                           (8,800,266)   (18,357,293)    (4,179,348)    (8,246,992)
    Class B                           (4,952,143)   (11,489,379)    (1,109,393)    (2,490,145)
    Class C                           (2,239,803)    (5,041,417)      (456,546)      (998,865)
  Net realized gain on investments
    Class A                                   -0-            -0-    (2,137,301)            -0-
    Class B                                   -0-            -0-      (675,181)            -0-
    Class C                                   -0-            -0-      (283,681)            -0-

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)            (34,761,939)   (65,588,040)     2,725,799    (16,451,516)
  Total decrease                     (38,411,162)   (62,319,595)    (4,544,663)   (11,459,930)

NET ASSETS
  Beginning of year                  636,416,482    698,736,077    235,343,705    246,803,635
  End of period                     $598,005,320   $636,416,482   $230,799,042   $235,343,705


See notes to financial statements.


23



STATEMENTS OF CHANGES IN NET ASSETS (CONT.)      ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                                                    NEW YORK
                                                 ------------------------------
                                                 SIX MONTHS ENDED   YEAR ENDED
                                                  APRIL 30, 1997    OCTOBER 31,
                                                    (UNAUDITED)        1996
                                                 ---------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                            $  8,060,684   $ 16,689,380
  Net realized gain on investment transactions        2,061,762      4,364,814
  Net change in unrealized appreciation of
    investments                                      (3,250,674)    (3,048,492)
  Net increase in net assets from operations          6,871,772     18,005,702

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                          (4,990,730)   (10,253,521)
    Class B                                          (2,312,506)    (4,792,337)
    Class C                                            (880,932)    (1,717,798)

CAPITAL STOCK TRANSACTIONS
  Net decrease                                       (4,098,351)      (914,884)
  Total increase (decrease)                          (5,410,747)       327,162

NET ASSETS
  Beginning of year                                 310,973,201    310,646,039
  End of period                                    $305,562,454   $310,973,201


See notes to financial statements.


24



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                             CALIFORNIA               INSURED CALIFORNIA
                                 ------------------------------- -----------------------------
                                 SIX MONTHS ENDED    YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                                   APRIL 30, 1997    OCTOBER 31,  APRIL 30, 1997   OCTOBER 31,
                                    (UNAUDITED)         1996       (UNAUDITED)        1996
                                  ---------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income             $ 18,493,752   $ 38,549,087   $  3,503,115   $  7,251,129
  Net realized gain (loss) on
    investment transactions              468,348     (2,028,050)     1,149,210      1,834,892
  Net change in unrealized
    appreciation of investments       (5,747,399)    11,344,019     (2,555,230)    (1,363,432)
  Net increase in net assets
    from operations                   13,214,701     47,865,056      2,097,095      7,722,589

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                          (12,483,158)   (26,160,727)    (2,545,246)    (5,222,731)
    Class B                           (3,861,775)    (8,034,602)      (564,029)    (1,268,940)
    Class C                           (2,180,098)    (4,353,711)      (276,204)      (605,238)

CAPITAL STOCK TRANSACTIONS
  Net decrease                       (17,603,768)   (26,146,521)    (3,738,393)    (5,640,530)
  Total decrease                     (22,914,098)   (16,830,505)    (5,026,777)    (5,014,850)

NET ASSETS
  Beginning of year                  716,256,430    733,086,935    141,064,382    146,079,232
  End of period (including
    undistributed net investment
    income of $271,856 for the
    Insured California portfolio)   $693,342,332   $716,256,430   $136,037,605   $141,064,382


See notes to financial statements.


25



NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997 (UNAUDITED)                       ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Income Fund, (the "Fund") is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of five portfolios: National Portfolio, Insured National Portfolio, New York Portfolio, California Portfolio and Insured California Portfolio (the "Portfolios"). Each series is considered to be a separate entity for financial reporting and tax purposes. Each portfolio offers three classes of shares: Class A, Class B and Class C Shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares purchased on or after July 1, 1996 are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of the significant accounting policies followed by the Fund.

1. SECURITY VALUATION
The Fund values municipal securities at fair value based on prices provided by a recognized pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available and restricted securities which are subject to limitations as to their resale are valued in good faith at fair value by the Fund's Adviser under procedures established by the Fund's Board of Directors. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

2. TAXES
It is the policy of each Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accrues original issue discounts and market discounts as adjustments to interest income.

The New York, Insured California and California Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

4. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations.

For federal income tax purposes, the Fund's distributions of income and capital gains are subject to recharacterization, which may include a tax return of capital, at the end of the year to reflect the final investment results for that year.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the National, New York and California Portfolios pay Alliance Capital Management L.P., (the "Adviser") an advisory fee at an annual rate of up to .625 of 1% of each Portfolio's average daily net assets. For the Insured National Portfolio, the Agreement provides for a fee at an annual rate of up to .625 of 1% of the first $200 million, .50 of 1% of the next $200 million and .45 of


26


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

1% in excess of $400 million of the Portfolio's average daily net assets. For the Insured California Portfolio, the Agreement provides for a fee at an annual rate of up to .55 of 1% of the first $200 million, .50 of 1% of the next $200 million and .45 of 1% in excess of $400 million of the Portfolio's average daily net assets. Such fees are accrued daily and paid monthly.

For the six months ended April 30, 1997 the Adviser voluntarily agreed to waive part of its advisory fee for the National, Insured National, New York and California Portfolios. The aggregate amounts of such fee waivers were: National Portfolio, $1,210,972; Insured National Portfolio, $123,973; New York Portfolio, $724,354 and California Portfolio, $824,647. Pursuant to the Advisory Agreement, the Fund paid $247,500 to the Adviser representing the cost of certain legal and accounting services provided to each Portfolio by the Adviser.

Each Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Services Agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to: the National Portfolio, $213,872; the Insured National Portfolio, $57,824; the New York Portfolio, $101,514; the California Portfolio, $158,407 and Insured California Portfolio, $24,889.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's capital stock. The amount of front-end sales charges received by the Distributor from sales of the respective Portfolio's Class A shares for the six months ended April 30, 1997 were:
National Portfolio, $8,210; Insured National Portfolio, $7,420; New York Portfolio, $13,397; California Portfolio, $29,292; and Insured California Portfolio, $5,464. The amount of contingent deferred sales charge imposed upon redemptions by shareholders of Class A shares were New York $1,271 and California $4,923. National, Insured National and Insured California had no contingent deferred sales. The amount of contingent deferred sales charge imposed upon redemptions by shareholders of Class B shares were: National Portfolio, $68,815; Insured National Portfolio, $18,665; New York Portfolio, $44,924; California Portfolio, $57,596; and Insured California Portfolio, $22,293. The amount of contingent deferred sales charges imposed upon redemptions by shareholders of Class C shares were:National Portfolio, $10,570; Insured National Portfolio, $8,744; New York Portfolio, $6,043; California Portfolio, $11,522; and Insured California, $634.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
Each Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A, Class B and Class C shares. Under the Agreement, each Portfolio pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to the Class A shares and 1% of each Portfolio's average daily net assets attributable to the Class B and Class C shares. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

PORTFOLIO                  CLASS B        CLASS C
-------------------      -----------    -----------
National                 $3,439,202     $2,410,185
Insured National          1,738,239        818,153
New York                  2,917,282      1,064,732
California                4,398,470      2,094,302
Insured California        1,430,095        526,089


Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.


27



NOTES TO FINANCIAL STATEMENTS (CONTINUED)        ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term securities and U.S. government securities) for the six months ended April 30, 1997 were as follows:

PORTFOLIO                PURCHASES        SALES
-------------------    -------------  -------------
National               $243,916,395   $280,480,696
Insured National        150,736,363    148,228,525
New York                 75,969,452     74,232,876
California               73,020,319     92,818,173
Insured California       40,265,715     42,259,225


There were no purchases and sales of U.S. government and government agency obligations for the six months April 30, 1997.

At April 30, 1997, the cost of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of investments for each Portfolio were as follows:


                                           GROSS UNREALIZED            NET
                                    ----------------------------    UNREALIZED
                        TAX COST     APPRECIATION  (DEPRECIATION)  APPRECIATION
                     -------------  -------------  -------------  -------------
National             $581,697,325    $ 9,107,243    $(2,357,463)   $ 6,749,780
Insured National      226,048,928      3,363,459       (888,096)     2,475,363
New York              299,165,276      9,070,987       (488,366)     8,582,621
California            655,504,791     28,052,662       (637,210)    27,415,452
Insured California    132,196,722      2,703,281       (613,275)     2,090,006


NOTE E: TAXES
For Federal income tax purposes at October 31, 1996, the Fund had capital loss carryforwards for the following Portfolios: $235,124 expiring in 2002 and $18,232,039 expiring in 2003 for the National Portfolio; $7,705,786 expiring in 2003 for the New York Portfolio; $4,748,470 expiring in 2002, $10,797,828 expiring in 2003 and $2,052,062 expiring in 2004 for the California Portfolio; and $2,074,032 expiring in 2002 for the Insured California Portfolio.


28



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

NOTE F: CAPITAL STOCK
There are 3,000,000,000 shares of $.001 par value capital stock authorized, designated Class A, Class B and Class C shares. There are 200,000,000 authorized shares for each Class.

                                       NATIONAL PORTFOLIO
                  -------------------------------------------------------------
                               SHARES                         AMOUNT
                  -----------------------------  ------------------------------
                  SIX MONTHS ENDED  YEAR ENDED   SIX MONTHS ENDED  YEAR ENDED
                    APRIL 30, 1997  OCTOBER 31,  APRIL 30, 1997    OCTOBER 31,
                      (UNAUDITED)       1996       (UNAUDITED)        1996
                    -------------  ------------  --------------  --------------
CLASS A
Shares sold            1,460,638     5,575,925    $ 15,413,022    $ 58,487,725
Shares issued in
  reinvestment of
  dividends              487,372     1,019,710       5,135,484      10,606,458
Shares converted
  from Class B           436,387     1,147,625       4,592,066      11,942,215
Shares redeemed       (3,094,879)   (9,175,311)    (32,617,617)    (95,864,424)
Net decrease            (710,482)   (1,432,051)   $ (7,477,045)   $(14,828,026)

CLASS B
Shares sold              879,336     2,083,622    $  9,263,362    $ 21,678,779
Shares issued in
  reinvestment of
  dividends              308,036       691,706       3,245,758       7,193,169
Shares converted
  to Class A            (436,496)   (1,147,625)     (4,592,066)    (11,942,215)
Shares redeemed       (2,540,202)   (5,326,953)    (26,777,025)    (55,286,254)
Net decrease          (1,789,326)   (3,699,250)   $(18,859,971)   $(38,356,521)

CLASS C
Shares sold              598,635     2,326,094    $  6,302,224    $ 24,279,598
Shares issued in
  reinvestment of
  dividends              185,683       335,126       1,955,663       3,484,071
Shares redeemed       (1,586,312)   (3,859,000)    (16,682,810)    (40,167,162)
Net decrease            (801,994)   (1,197,780)   $ (8,424,923)   $(12,403,493)



                                  INSURED NATIONAL PORTFOLIO
                  -------------------------------------------------------------
                               SHARES                         AMOUNT
                  -----------------------------  ------------------------------
                  SIX MONTHS ENDED  YEAR ENDED   SIX MONTHS ENDED  YEAR ENDED
                    APRIL 30, 1997  OCTOBER 31,  APRIL 30, 1997    OCTOBER 31,
                      (UNAUDITED)       1996       (UNAUDITED)        1996
                    -------------  ------------  --------------  --------------
CLASS A
Shares sold            1,592,544     1,382,575    $ 16,266,714    $ 13,902,664
Shares issued in
  reinvestment of
  dividends and
  distributions          371,307       414,861       3,756,197       4,198,610
Shares converted
  from Class B            30,401        24,166         306,688         243,256
Shares redeemed       (1,098,528)   (2,661,772)    (11,126,601)    (26,886,521)
Net increase(decrease)   895,724      (840,170)   $  9,202,998    $ (8,541,991)


29



NOTES TO FINANCIAL STATEMENTS (CONTINUED)        ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                    INSURED NATIONAL PORTFOLIO
                   ------------------------------------------------------------
                               SHARES                         AMOUNT
                   ----------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     APRIL 30, 1997  OCTOBER 31, APRIL 30, 1997    OCTOBER 31,
                      (UNAUDITED)       1996       (UNAUDITED)        1996
                     ------------  ------------  --------------  --------------
CLASS B
Shares sold              229,917       725,416    $  2,325,910    $  7,364,166
Shares issued in
  reinvestment of
  dividends and
  distributions          121,388       149,506       1,227,617       1,512,818
Shares converted
  to Class A             (30,401)      (24,166)       (306,688)       (243,256)
Shares redeemed         (711,519)   (1,637,886)     (7,194,639)    (16,598,949)
Net decrease            (390,615)     (787,130)   $ (3,947,800)   $ (7,965,221)

CLASS C
Shares sold              126,934       713,617    $  1,290,385    $  7,183,108
Shares issued in
  reinvestment of
  dividends and
  distributions           56,345        66,139         571,333         669,187
Shares redeemed         (431,238)     (777,517)     (4,391,117)     (7,796,599)
Net increase (decrease) (247,959)        2,239    $ (2,529,399)   $     55,696



                                        NEW YORK PORTFOLIO
                   ------------------------------------------------------------
                               SHARES                         AMOUNT
                   ----------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     APRIL 30, 1997  OCTOBER 31, APRIL 30, 1997    OCTOBER 31,
                      (UNAUDITED)       1996       (UNAUDITED)        1996
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold              701,330     1,703,514    $  6,781,189    $ 16,329,024
Shares issued in
  reinvestment of
  dividends              316,392       661,612       3,059,863       6,340,256
Shares converted
  from Class B            32,269        25,442         312,437         280,942
Shares redeemed       (1,505,535)   (2,945,222)    (14,539,590)    (28,238,945)
Net decrease            (455,544)     (554,654)   $ (4,386,101)   $ (5,288,723)

CLASS B
Shares sold              699,389     1,812,208    $  6,761,777    $ 17,384,846
Shares issued in
  reinvestment of
  dividends              166,298       323,928       1,608,022       3,102,964
Shares converted
  to Class A             (32,269)      (25,442)       (312,437)       (280,942)
Shares redeemed       (1,238,678)   (1,885,403)    (11,976,112)    (18,010,268)
Net increase(decrease)  (405,260)      225,291    $ (3,918,750)   $  2,196,600


30



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                       NEW YORK PORTFOLIO
                   ------------------------------------------------------------
                               SHARES                         AMOUNT
                   ----------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     APRIL 30, 1997  OCTOBER 31, APRIL 30, 1997    OCTOBER 31,
                      (UNAUDITED)       1996       (UNAUDITED)        1996
                     ------------  ------------  --------------  --------------
CLASS C
Shares sold            1,109,809     1,388,105    $ 10,858,010    $ 13,398,638
Shares issued in
  reinvestment of
  dividends               88,241       132,115         852,490       1,265,387
Shares redeemed         (775,098)   (1,295,305)     (7,504,000)    (12,486,786)
Net increase             422,952       224,915    $  4,206,500    $  2,177,239



                                      CALIFORNIA PORTFOLIO
                   ------------------------------------------------------------
                               SHARES                         AMOUNT
                   ----------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     APRIL 30, 1997  OCTOBER 31, APRIL 30, 1997    OCTOBER 31,
                      (UNAUDITED)       1996       (UNAUDITED)        1996
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold            1,315,784     4,406,385    $ 13,939,481    $ 46,067,687
Shares issued in
  reinvestment of
  dividends              577,359     1,158,430       6,119,807      12,118,531
Shares converted
  from Class B            88,993       108,411         943,069       1,125,538
Shares redeemed       (3,226,684)   (8,003,914)    (34,165,120)    (83,570,318)
Net decrease          (1,244,548)   (2,330,688)   $(13,162,763)   $(24,258,562)

CLASS B
Shares sold              934,013     2,529,481    $  9,901,643    $ 26,499,615
Shares issued in
  reinvestment of
  dividends              211,439       404,752       2,240,835       4,234,295
Shares converted
  to Class A             (88,985)     (108,411)       (943,069)     (1,125,538)
Shares redeemed       (1,547,388)   (3,207,605)    (16,398,634)    (33,548,529)
Net decrease            (490,921)     (381,783)   $ (5,199,225)   $ (3,940,157)

CLASS C
Shares sold              843,959     2,465,162    $  8,925,049    $ 25,830,785
Shares issued in
  reinvestment of
  dividends              169,620       250,607       1,797,003       2,619,923
Shares redeemed         (940,277)   (2,530,143)     (9,963,832)    (26,398,510)
Net increase              73,302       185,626    $    758,220    $  2,052,198


31



NOTES TO FINANCIAL STATEMENTS (CONTINUED)        ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                  INSURED CALIFORNIA PORTFOLIO
                   ------------------------------------------------------------
                               SHARES                         AMOUNT
                   ----------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     APRIL 30, 1997  OCTOBER 31, APRIL 30, 1997    OCTOBER 31,
                      (UNAUDITED)       1996       (UNAUDITED)        1996
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold              256,565       827,900    $  3,434,257    $ 10,898,263
Shares issued in
  reinvestment of
  dividends               95,071       189,983       1,270,968       2,517,761
Shares converted
  from Class B             5,082         1,804          68,104          23,470
Shares redeemed         (571,261)   (1,244,117)     (7,626,894)    (16,388,925)
Net decrease            (214,543)     (224,430)   $ (2,853,565)   $ (2,949,431)

CLASS B
Shares sold              201,429       558,000    $  2,691,722    $  7,459,223
Shares issued in
  reinvestment of
  dividends               29,343        51,658         391,997         684,457
Shares converted
  to Class A              (5,082)       (1,804)        (68,104)        (23,470)
Shares redeemed         (269,164)     (703,582)     (3,593,661)     (9,300,020)
Net decrease             (43,474)      (95,728)   $   (578,046)   $ (1,179,810)

CLASS C
Shares sold               68,113       198,597    $    912,371    $  2,664,787
Shares issued in
  reinvestment of
  dividends               15,970        32,458         213,315         429,912
Shares redeemed         (106,963)     (349,078)     (1,432,468)     (4,605,988)
Net decrease             (22,880)     (118,023)   $   (306,782)   $ (1,511,289)


32



FINANCIAL HIGHLIGHTS                             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           NATIONAL PORTFOLIO
                                           -----------------------------------------------------------------------------
                                                                                CLASS A
                                           -----------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                         YEAR ENDED OCTOBER 31,
                                           APRIL 30,1997  --------------------------------------------------------------
                                            (UNAUDITED)       1996         1995         1994         1993         1992
                                           -------------  ----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.51        $10.45       $ 9.41       $11.05       $10.19       $ 9.96

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .29(b)        .58          .58          .57          .61          .65
Net realized and unrealized gain (loss)
  on investment transactions                    (.06)          .06         1.04        (1.37)         .88          .28
Net increase (decrease) in net asset
  value from operations                          .23           .64         1.62         (.80)        1.49          .93

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.29)         (.58)        (.58)        (.57)        (.62)        (.65)
Distributions in excess of net
  investment income                               -0-           -0-          -0-        (.03)          -0-          -0-
Distributions from net realized gains             -0-           -0-          -0-        (.24)        (.01)        (.05)
Total dividends and distributions               (.29)         (.58)        (.58)        (.84)        (.63)        (.70)
Net asset value, end of period                $10.45        $10.51       $10.45       $ 9.41       $11.05       $10.19

TOTAL RETURN
Total investment return based on net
  asset value(c)                                2.18%         6.32%       17.73%       (7.65)%      14.94%        9.60%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $315,866      $325,288     $338,311     $338,814     $386,484     $261,895
Ratio to average net assets of:
  Expenses, net of fee waivers                   .71%(d)       .69%         .71%         .62%         .65%         .83%
  Expenses, before fee waivers                  1.11%(d)      1.10%        1.09%        1.09%        1.08%        1.11%
  Net investment income, net of
    fee waivers                                 5.52%(d)      5.55%        5.84%        5.61%        5.69%        6.35%
Portfolio turnover rate                           39%          137%         118%         110%         233%          86%


See footnote summary on page 47.


33



FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  NATIONAL PORTFOLIO
                                           ------------------------------------------------------------------
                                                                        CLASS B
                                           ------------------------------------------------------------------
                                                                                                  JANUARY 4,
                                             SIX MONTHS                                             1993(E)
                                                ENDED              YEAR ENDED OCTOBER 31,             TO
                                           APRIL 30,1997  -------------------------------------  OCTOBER 31,
                                             (UNAUDITED)      1996         1995         1994         1993
                                           -------------  -----------  -----------  -----------  ------------
Net asset value, beginning of period          $10.51        $10.45       $ 9.41       $11.05       $10.43

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .25(b)        .51          .51          .50          .44
Net realized and unrealized gain (loss)
  on investment transactions                    (.06)          .06         1.04        (1.38)         .63
Net increase (decrease) in net asset
  value from operations                          .19           .57         1.55         (.88)        1.07

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.25)         (.51)        (.51)        (.50)        (.45)
Distributions in excess of net
  investment income                               -0-           -0-          -0-        (.02)          -0-
Distributions from net realized gains             -0-           -0-          -0-        (.24)          -0-
Total dividends and distributions               (.25)         (.51)        (.51)        (.76)        (.45)
Net asset value, end of period                $10.45        $10.51       $10.45        $9.41       $11.05

TOTAL RETURN
Total investment return based on net
asset value(c)                                  1.85%         5.61%       16.91%       (8.34)%      10.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $194,976      $214,994     $252,357     $250,391     $216,489
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.42%(d)      1.40%        1.42%        1.32%        1.36%(d)
  Expenses, before fee waivers                  1.80%(d)      1.81%        1.80%        1.80%        1.78%(d)
  Net investment income, net of
    fee waivers                                 4.81%(d)      4.85%        5.13%        4.91%        4.59%(d)
Portfolio turnover rate                           39%          137%         118%         110%         233%


See footnote summary on page 47.


34



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  NATIONAL PORTFOLIO
                                          ------------------------------------------------------------------
                                                                       CLASS C
                                          ------------------------------------------------------------------
                                                                                                    MAY 3,
                                            SIX MONTHS                                             1993(E)
                                               ENDED             YEAR ENDED OCTOBER 31,              TO
                                          APRIL 30,1997, -------------------------------------   OCTOBER 31,
                                            (UNAUDITED)      1996         1995         1994         1993
                                          --------------  -----------  -----------  -----------  ------------
Net asset value, beginning of period          $10.51       $10.45       $ 9.41       $11.05       $10.70

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .25(b)       .51          .51          .50          .26
Net realized and unrealized gain (loss)
  on investment transactions                    (.06)         .06         1.04        (1.38)         .36
Net increase (decrease) in net asset
  value from operations                          .19          .57         1.55         (.88)         .62

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.25)        (.51)        (.51)        (.50)        (.27)
Distributions in excess of net
  investment income                               -0-          -0-          -0-        (.02)          -0-
Distributions from net realized gains             -0-          -0-          -0-        (.24)          -0-
Total dividends and distributions               (.25)        (.51)        (.51)        (.76)        (.27)
Net asset value, end of period                $10.45       $10.51       $10.45       $ 9.41       $11.05

TOTAL RETURN
Total investment return based on net
  asset value(c)                                1.85%        5.62%       16.93%       (8.33)%       5.84%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $87,163      $96,134     $108,068     $133,249     $150,953
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.41%(d)     1.39%        1.41%        1.31%        1.36%(d)
  Expenses, before fee waivers                  1.80%(d)     1.80%        1.78%        1.79%        1.78%(d)
  Net investment income, net of
    fee waivers                                 4.81%(d)     4.85%        5.16%        4.89%        4.17%(d)
Portfolio turnover rate                           39%         137%         118%         110%         233%


See footnote summary on page 47.


35



FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     INSURED NATIONAL PORTFOLIO
                                           ------------------------------------------------------------------------------
                                                                               CLASS A
                                           ------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                          YEAR ENDED OCTOBER 31,
                                           APRIL 30,1997  ---------------------------------------------------------------
                                             (UNAUDITED)      1996         1995         1994         1993         1992
                                           -------------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.28        $10.07       $ 8.96       $10.76       $ 9.87       $ 9.88

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                         .25(b)        .51          .51          .53          .56          .60
Net realized and unrealized gain (loss)
  on investment transactions                    (.16)          .22         1.13        (1.40)         .96          .15
Net increase (decrease) in net asset
  value from operations                          .09           .73         1.64         (.87)        1.52          .75

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.26)         (.52)        (.51)        (.53)        (.57)        (.60)
Distributions in excess of net
  investment income                               -0-           -0-        (.02)        (.01)          -0-          -0-
Distributions from net realized gains           (.14)           -0-          -0-        (.39)        (.06)        (.16)
Total dividends and distributions               (.40)         (.52)        (.53)        (.93)        (.63)        (.76)
Net asset value, end of period                $ 9.97        $10.28       $10.07       $ 8.96       $10.76       $ 9.87

TOTAL RETURN
Total investment return based on net
asset value(c)                                   .83%         7.43%       18.72%       (8.69)%      15.82%        7.88%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $164,508      $160,425     $165,548     $153,656     $185,876     $149,632
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.03%(d)      1.02%        1.01%         .66%         .73%         .81%
  Expenses, before fee waivers                  1.14%(d)      1.12%        1.12%        1.11%        1.11%        1.12%
  Net investment income, net of fee waivers     4.90%(d)      5.04%        5.37%        5.40%        5.40%        6.04%
Portfolio turnover rate                           67%          157%         171%         149%         165%         105%


See footnote summary on page 47.


36



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                             INSURED NATIONAL PORTFOLIO
                                           -----------------------------------------------------------------
                                                                        CLASS B
                                           -----------------------------------------------------------------
                                                                                                 JANUARY 4,
                                              SIX MONTHS                                           1993(E)
                                                ENDED            YEAR ENDED OCTOBER 31,              TO
                                           APRIL 30,1997  -------------------------------------  OCTOBER 31,
                                             (UNAUDITED)     1996         1995         1994         1993
                                           -------------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.28       $10.07       $ 8.96       $10.76       $10.10

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                         .21(b)       .44          .45          .46          .40
Net realized and unrealized gain (loss)
  on investment transactions                    (.15)         .22         1.12        (1.40)         .66
Net increase (decrease) in net asset
  value from operations                          .06          .66         1.57         (.94)        1.06

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.23)        (.45)        (.45)        (.46)        (.40)
Distributions in excess of net
  investment income                               -0-          -0-        (.01)        (.01)          -0-
Distributions from net realized gains           (.14)          -0-          -0-        (.39)          -0-
Total dividends and distributions               (.37)        (.45)        (.46)        (.86)        (.40)
Net asset value, end of period                $ 9.97       $10.28       $10.07       $ 8.96       $10.76

TOTAL RETURN
Total invesment return based on net
  asset value(c)                                 .50%        6.74%       17.91%       (9.38)%      10.68%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $46,686      $52,156      $58,990      $51,439      $42,954
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.75%(d)     1.73%        1.72%        1.37%        1.45%(d)
  Expenses, before fee waivers                  1.85%(d)     1.83%        1.83%        1.82%        1.83%(d)
  Net investment income, net of fee waivers     4.18%(d)     4.32%        4.65%        4.71%        4.31%(d)
Portfolio turnover rate                           67%         157%         171%         149%         165%


See footnote summary on page 47.


37



FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                              INSURED NATIONAL PORTFOLIO
                                           -----------------------------------------------------------------
                                                                        CLASS C
                                           -----------------------------------------------------------------
                                                                                                    MAY 3,
                                             SIX MONTHS                                            1993(E)
                                                ENDED             YEAR ENDED OCTOBER 31,             TO
                                           APRIL 30,1997  -------------------------------------  OCTOBER 31,
                                            (UNAUDITED)      1996         1995         1994         1993
                                           -------------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.28       $10.07        $8.96       $10.76       $10.41

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                         .21(b)       .44          .45          .46          .24
Net realized and unrealized gain (loss)
  on investment transactions                    (.15)         .22         1.12        (1.40)         .35
Net increase (decrease) in net asset
  value from operations                          .06          .66         1.57         (.94)         .59

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.23)        (.45)        (.45)        (.46)        (.24)
Distributions in excess of net
  investment income                               -0-          -0-        (.01)        (.01)          -0-
Distributions from net realized gains           (.14)          -0-          -0-        (.39)          -0-
Total dividends and distributions               (.37)        (.45)        (.46)        (.86)        (.24)
Net asset value, end of period                $ 9.97       $10.28       $10.07       $ 8.96       $10.76

TOTAL RETURN
Total invesment return based on net
asset value(c)                                   .50%        6.74%       17.91%       (9.38)%       5.75%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $19,605      $22,763      $22,265      $24,112      $28,862
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.73%(d)     1.72%        1.71%        1.36%        1.45%(d)
  Expenses, before fee waivers                  1.84%(d)     1.82%        1.82%        1.81%        1.83%(d)
  Net investment income, net of fee waivers     4.20%(d)     4.34%        4.69%        4.68%        3.98%(d)
Portfolio turnover rate                           67%         157%         171%         149%         165%



See footnote summary on page 47.


38



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          NEW YORK PORTFOLIO
                                           ----------------------------------------------------------------------------
                                                                               CLASS A
                                           ----------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                         YEAR ENDED OCTOBER 31,
                                           APRIL 30,1997  -------------------------------------------------------------
                                            (UNAUDITED)      1996         1995         1994         1993         1992
                                           -------------  -----------  -----------  -----------  -----------  ---------
Net asset value, beginning of year             $9.66         $9.62        $8.72       $10.17       $ 9.53        $9.30

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                         .27(b)        .55          .55          .55          .57          .60
Net realized and unrealized gain (loss)
  on investment transactions                    (.04)          .04          .90        (1.40)         .79          .24
Net increase (decrease) in net asset
  value from operations                          .23           .59         1.45         (.85)        1.36          .84

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.27)         (.55)        (.55)        (.55)        (.58)        (.60)
Distributions in excess of net
  investment income                               -0-           -0-          -0-        (.01)          -0-          -0-
Distributions from net realized gains             -0-           -0-          -0-        (.04)        (.14)        (.01)
Total dividends and distributions               (.27)         (.55)        (.55)        (.60)        (.72)        (.61)
Net asset value, end of period                 $9.62         $9.66        $9.62       $ 8.72       $10.17        $9.53

TOTAL RETURN
Total investment return based on net
  asset value(c)                                2.43%         6.30%       17.10%       (8.76)%      14.71%        9.39%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $174,364      $179,452     $183,987     $182,170     $214,259     $162,549
Ratio to average net assets of:
  Expenses, net of fee waivers                   .66%(d)       .64%         .75%         .66%         .68%         .70%
  Expenses, before fee waivers                  1.13%(d)      1.11%        1.12%        1.11%        1.13%        1.13%
  Net investment income, net of fee waivers     5.58%(d)      5.66%        5.93%        5.75%        5.76%        6.37%
Portfolio turnover rate                           25%           64%          69%          69%          63%          69%


See footnote summary on page 47.


39



FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  NEW YORK PORTFOLIO
                                           -----------------------------------------------------------------
                                                                        CLASS B
                                           -----------------------------------------------------------------
                                                                                                 JANUARY 4,
                                             SIX MONTHS                                            1993(E)
                                                ENDED             YEAR ENDED OCTOBER 31,             TO
                                           APRIL 30,1997  -------------------------------------  OCTOBER 31,
                                            (UNAUDITED)      1996         1995         1994         1993
                                           -------------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $9.66        $9.62        $8.72       $10.17        $9.61

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                         .23(b)       .48          .48          .48          .41
Net realized and unrealized gain (loss)
  on investment transactions                    (.03)         .04          .90        (1.41)         .56
Net increase (decrease) in net asset
  value from operations                          .20          .52         1.38         (.93)         .97

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.24)        (.48)        (.48)        (.47)        (.41)
Distributions in excess of net
  investment income                               -0-          -0-          -0-        (.01)          -0-
Distributions from net realized gains             -0-          -0-          -0-        (.04)          -0-
Total dividends and distributions               (.24)        (.48)        (.48)        (.52)        (.41)
Net asset value, end of period                 $9.62        $9.66        $9.62       $ 8.72       $10.17

TOTAL RETURN
Total investment return based on net
  asset value(c)                                2.05%        5.52%       16.19%       (9.44)%      10.29%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $92,696      $96,959      $94,400      $81,941      $58,504
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.37%(d)     1.35%        1.45%        1.36%        1.39%(d)
  Expenses, before fee waivers                  1.83%(d)     1.82%        1.83%        1.82%        1.84%(d)
  Net investment income, net of fee waivers     4.88%(d)     4.95%        5.21%        5.05%        4.70%(d)
Portfolio turnover rate                           25%          64%          69%          69%          63%


See footnote summary on page 47.


40



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   NEW YORK PORTFOLIO
                                           -----------------------------------------------------------------
                                                                          CLASS C
                                           -----------------------------------------------------------------
                                                                                                   MAY 3,
                                             SIX MONTHS                                            1993(E)
                                                ENDED              YEAR ENDED OCTOBER 31,            TO
                                           APRIL 30,1997  -------------------------------------  OCTOBER 31,
                                            (UNAUDITED)      1996         1995         1994         1993
                                           -------------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $9.66        $9.62        $8.72       $10.17       $ 9.89

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                         .23(b)       .48          .48          .48          .24
Net realized and unrealized gain (loss)
  on investment transactions                    (.03)         .04          .90        (1.41)         .29
Net increase (decrease) in net asset
  value from operations                          .20          .52         1.38         (.93)         .53

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.24)        (.48)        (.48)        (.47)        (.25)
Distributions in excess of net
  investment income                               -0-          -0-          -0-        (.01)          -0-
Distributions from net realized gains             -0-          -0-          -0-        (.04)          -0-
Total dividends and distributions               (.24)        (.48)        (.48)        (.52)        (.25)
Net asset value, end of period                 $9.62        $9.66        $9.62       $ 8.72       $10.17

TOTAL RETURN
Total investment return based on net
  asset value(c)                                2.05%        5.52%       16.19%       (9.44)%       5.37%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $38,502      $34,562      $32,259      $34,646      $38,245
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.36%(d)     1.34%        1.44%        1.36%        1.38%(d)
  Expenses, before fee waivers                  1.83%(d)     1.81%        1.82%        1.81%        1.84%(d)
  Net investment income, net of fee waivers     4.88%(d)     4.95%        5.24%        5.03%        4.42%(d)
Portfolio turnover rate                           25%          64%          69%          69%          63%


See footnote summary on page 47.


41



FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       CALIFORNIA PORTFOLIO
                                           ----------------------------------------------------------------------------
                                                                              CLASS A
                                           ----------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                         YEAR ENDED OCTOBER 31,
                                           APRIL 30,1997  -------------------------------------------------------------
                                            (UNAUDITED)       1996         1995         1994         1993         1992
                                           -------------  -----------  -----------  -----------  -----------  ---------
Net asset value, beginning of year            $10.59        $10.45        $9.43       $10.90       $10.06        $9.97

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                         .29(b)        .58          .59          .59          .61          .65
Net realized and unrealized gain (loss)
  on investment transactions                    (.08)          .14         1.02        (1.41)         .85          .13
Net increase (decrease) in net asset
  value from operations                          .21           .72         1.61         (.82)        1.46          .78

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.29)         (.58)        (.59)        (.59)        (.61)        (.65)
Distributions from net realized gains             -0-           -0-          -0-        (.06)        (.01)        (.04)
Total dividends and distributions               (.29)         (.58)        (.59)        (.65)        (.62)        (.69)
Net asset value, end of period                $10.51        $10.59       $10.45        $9.43       $10.90       $10.06

TOTAL RETURN
Total investment return based on net
  asset value(c)                                2.01%         7.15%       17.55%       (7.73)%      14.90%        8.05%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $443,843      $460,444     $478,535     $470,308     $531,293     $361,661
Ratio to average net assets of:
  Expenses, net of fee waivers                   .82%(d)       .77%         .74%         .64%         .74%         .59%
  Expenses, before fee waivers                  1.05%(d)      1.05%        1.04%        1.05%        1.06%        1.07%
  Net investment income, net of fee waivers     5.52%(d)      5.57%        5.90%        5.78%        5.74%        6.38%
Portfolio turnover rate                           11%           49%          39%          45%          83%          77%


See footnote summary on page 47.


42



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   CALIFORNIA PORTFOLIO
                                           ------------------------------------------------------------------
                                                                          CLASS B
                                           ------------------------------------------------------------------
                                                                                                  JANUARY 4,
                                             SIX MONTHS                                            1993(E)
                                                ENDED              YEAR ENDED OCTOBER 31,            TO
                                           APRIL 30,1997  -------------------------------------  OCTOBER 31,
                                            (UNAUDITED)      1996         1995         1994         1993
                                           -------------  -----------  -----------  -----------  ------------
Net asset value, beginning of period          $10.59       $10.45        $9.43       $10.90       $10.27

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                         .25(b)        .51          .51          .52          .44
Net realized and unrealized gain (loss)
  on investment transactions                    (.08)          .14         1.02        (1.41)         .63
Net increase (decrease) in net asset
  value from operations                          .17           .65         1.53         (.89)        1.07

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.25)         (.51)        (.51)        (.52)        (.44)
Distributions from net realized gains             -0-           -0-          -0-        (.06)          -0-
Total dividends and distributions               (.25)         (.51)        (.51)        (.58)        (.44)
Net asset value, end of period                $10.51        $10.59       $10.45        $9.43       $10.90

TOTAL RETURN
Total investment return based on net
  asset value(c)                                1.64%         6.37%       16.64%       (8.43)%      10.60%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $158,493      $164,895     $166,759     $160,879     $126,688
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.52%(d)      1.47%        1.45%        1.35%        1.44%(d)
  Expenses, before fee waivers                  1.76%(d)      1.75%        1.75%        1.75%        1.78%(d)
  Net investment income, net of fee waivers     4.82%(d)      4.87%        5.19%        5.07%        4.66%(d)
Portfolio turnover rate                           11%           49%          39%          45%          83%


See footnote summary on page 47.


43



FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  CALIFORNIA PORTFOLIO
                                           -----------------------------------------------------------------
                                                                        CLASS C
                                           -----------------------------------------------------------------
                                                                                                    MAY 3,
                                             SIX MONTHS                                            1993(E)
                                                ENDED              YEAR ENDED OCTOBER 31,            TO
                                           APRIL 30,1997  -------------------------------------  OCTOBER 31,
                                            (UNAUDITED)      1996         1995         1994         1993
                                           -------------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.59       $10.45        $9.43       $10.90       $10.54

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                         .25(b)       .51          .51          .52          .26
Net realized and unrealized gain (loss)
  on investment transactions                    (.08)         .14         1.02        (1.41)         .36
Net increase (decrease) in net asset
  value from operations                          .17          .65         1.53         (.89)         .62

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.25)        (.51)        (.51)        (.52)        (.26)
Distributions from net realized gains             -0-          -0-          -0-        (.06)          -0-
Total dividends and distributions               (.25)        (.51)        (.51)        (.58)        (.26)
Net asset value, end of period                $10.51       $10.59       $10.45        $9.43       $10.90

TOTAL RETURN
Total investment return based on net
  asset value(c)                                1.64%        6.38%       16.64%       (8.43)%       5.98%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $91,006      $90,917      $87,793     $103,622     $117,379
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.52%(d)     1.47%        1.44%        1.34%        1.44%(d)
  Expenses, before fee waivers                  1.75%(d)     1.75%        1.74%        1.75%        1.78%(d)
  Net investment income, net of fee waivers     4.82%(d)     4.87%        5.22%        5.06%        4.42%(d)
Portfolio turnover rate                           11%          49%          39%          45%          83%


See footnote summary on page 47.


44



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    INSURED CALIFORNIA PORTFOLIO
                                           ------------------------------------------------------------------------------
                                                                               CLASS A
                                           ------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                        YEAR ENDED OCTOBER 31,
                                           APRIL 30,1997  ---------------------------------------------------------------
                                            (UNAUDITED)      1996         1995         1994         1993         1992
                                           -------------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $13.39        $13.32       $11.79       $14.25       $12.99       $12.80

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .35(b)        .69          .68(a)       .69(a)       .70(a)       .76(a)
Net realized and unrealized gain (loss)
  on investment transactions                    (.13)          .06         1.54        (1.99)        1.30          .18
Net increase (decrease) in net asset
  value from operations                          .22           .75         2.22        (1.30)        2.00          .94

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.34)         (.68)        (.68)        (.69)        (.71)        (.75)
Dividends in excess of net
  investment income                               -0-           -0-        (.01)          -0-          -0-          -0-
Distributions from net realized gains             -0-           -0-          -0-        (.47)        (.03)          -0-
Total dividends and distributions               (.34)         (.68)        (.69)       (1.16)        (.74)        (.75)
Net asset value, end of period                $13.27        $13.39       $13.32       $11.79       $14.25       $12.99

TOTAL RETURN
Total investment return based on net
  asset value(c)                                1.64%         5.79%       19.29%       (9.73)%      15.64%        7.52%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $97,753      $101,542     $103,940      $94,857     $120,734      $90,477
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.11%(d)      1.08%        1.04%         .82%         .94%         .78%
  Expenses, before fee waivers                  1.11%(d)      1.08%        1.09%        1.08%        1.08%        1.09%
  Net investment income, net of fee waivers     5.26%(d)      5.19%        5.34%        5.29%        5.06%        5.77%
Portfolio turnover rate                           30%          118%         103%         100%         186%          60%


See footnote summary on page 47.


45



FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                             INSURED CALIFORNIA PORTFOLIO
                                           -----------------------------------------------------------------
                                                                       CLASS B
                                           -----------------------------------------------------------------
                                                                                                  JANUARY 4,
                                             SIX MONTHS                                            1993(E)
                                                ENDED             YEAR ENDED OCTOBER 31,             TO
                                           APRIL 30,1997  -------------------------------------  OCTOBER 31,
                                            (UNAUDITED)      1996         1995         1994         1993
                                           -------------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $13.39       $13.32       $11.79       $14.25       $13.37

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .30(b)       .60          .58(a)       .60(a)       .49(a)
Net realized and unrealized gain (loss)
  on investment transactions                    (.13)         .05         1.54        (2.00)         .89
Net increase (decrease) in net asset
  value from operations                          .17          .65         2.12        (1.40)        1.38

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.29)        (.58)        (.58)        (.59)        (.50)
Distributions in excess of net
  investment income                               -0-          -0-        (.01)          -0-          -0-
Distributions from net realized gains             -0-          -0-          -0-        (.47)          -0-
Total dividends and distributions               (.29)        (.58)        (.59)       (1.06)        (.50)
Net asset value, end of period                $13.27       $13.39       $13.32       $11.79       $14.25

TOTAL RETURN
Total investment return based on net
  asset value(c)                                1.26%        4.99%       18.35%      (10.43)%      10.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $25,878      $26,696      $27,816      $24,591      $21,234
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.81%(d)     1.79%        1.74%        1.53%        1.65%(d)
  Expenses, before fee waivers                  1.81%(d)     1.79%        1.80%        1.78%        1.79%(d)
  Net investment income, net of fee waivers     4.55%(d)     4.49%        4.61%        4.60%        3.85%(d)
Portfolio turnover rate                           30%         118%         103%         100%         186%


See footnote summary on page 47.


46



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                           INSURED CALIFORNIA PORTFOLIO
                                           ------------------------------------------------------------------
                                                                       CLASS C
                                           ------------------------------------------------------------------
                                                                                                    MAY 3,
                                             SIX MONTHS                                            1993(E)
                                                ENDED             YEAR ENDED OCTOBER 31,             TO
                                           APRIL 30,1997  -------------------------------------  OCTOBER 31,
                                            (UNAUDITED)      1996         1995         1994         1993
                                           -------------  -----------  -----------  -----------  ------------
Net asset value, beginning of period          $13.39       $13.32       $11.79       $14.25       $13.78

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .30(b)       .60          .58(a)       .60(a)       .29(a)
Net realized and unrealized gain (loss)
  on investment transactions                    (.13)         .05         1.54        (2.00)         .48
Net increase (decrease) in net asset
  value from operations                          .17          .65         2.12        (1.40)         .77

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.29)        (.58)        (.58)        (.59)        (.30)
Distributions in excess of net
  investment income                               -0-          -0-        (.01)          -0-          -0-
Distributions from net realized gains             -0-          -0-          -0-        (.47)          -0-
Total dividends and distributions               (.29)        (.58)        (.59)       (1.06)        (.30)
Net asset value, end of period                $13.27       $13.39       $13.32       $11.79       $14.25

TOTAL RETURN
Total investment return based on net
  asset value(c)                                1.26%        4.99%       18.35%      (10.43)%       5.63%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $12,407      $12,826      $14,323      $12,472      $15,971
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.81%(d)     1.78%        1.74%        1.52%        1.65%(d)
  Expenses, before fee waivers                  1.81%(d)     1.78%        1.79%        1.77%        1.79%(d)
  Net investment income, net of fee waivers     4.56%(d)     4.49%        4.64%        4.59%        3.74%(d)
Portfolio turnover rate                           30%         118%         103%         100%         186%


(a)  Net of fees voluntarily waived by the Adviser.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period less than one year is not annualized.

(d)  Annualized

(e)  Commencement of distribution.


47



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JAMES R. GREENE (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
SUSAN P. KEENAN, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
DAVID M. DOWDEN, VICE PRESIDENT
TERRANCE HULTS, VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JUAN J. RODRIGUEZ, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.


48



THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
Alliance Global Environment Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


49



ALLIANCE MUNICIPAL INCOME FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

MUNISR